NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Equity and Income Fund - Class A (VKEIA)
31,321 shares (cost $297,339)	$301,310
Growth and Income Fund - Class A (VKGIA)
41,822 shares (cost $925,235)	985,743
Invesco Mid Cap Growth Fund - Class A (VKGA)
140,657 shares (cost $4,849,215)	4,831,574
Aberdeen Small Cap Fund - Class A (PRSCA)
85,320 shares (cost $1,538,765)	2,284,867
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
44,185 shares (cost $458,998)	408,713
U.S. Equity Fund - Institutional Service Class (ADUES)
113,144 shares (cost $1,102,358)	1,378,094
International Growth Fund: Class A (TCIGA)
5,253 shares (cost $55,960)	60,299
International Growth Fund - Investor Class (TCIGR)
34,964 shares (cost $364,711)	397,889
Growth Fund - Investor Class (TCG)
189,287 shares (cost $4,924,335)	5,313,274
Income & Growth Fund - Class A (ACIGA)
46,745 shares (cost $1,274,259)	1,526,216
Income & Growth Fund - Investor Class (IGF)
95,709 shares (cost $2,761,515)	3,128,714
Short-Term Government Fund - Investor Class (BSTG)
124,236 shares (cost $1,210,596)	1,192,669
Ultra(R) Fund - Investor Class (TCUL)
202,433 shares (cost $5,367,852)	7,089,217
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
229,172 shares (cost $965,294)	811,271
Appreciation Fund, Inc. (DAF)
64,735 shares (cost $2,631,279)	2,586,807
Balanced Opportunity Fund - Class Z (DPBOZ)
37,531 shares (cost $637,927)	737,111
Dreyfus S&P 500 Index Fund (DSPI)
238,816 shares (cost $9,487,667)	11,570,627
Intermediate Term Income Fund - Class A (DPITIA)
111,812 shares (cost $1,542,136)	1,485,981
Opportunistic Small Cap Fund (DROSC)
3,882 shares (cost $125,660)	111,324
Third Century Fund, Inc. - Class Z (DTC)
48,198 shares (cost $636,288)	576,926
Bond Fund - Class F Shares (FBDF)
183,470 shares (cost $1,740,448)	1,614,537
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,493 shares (cost $30,381)	32,686
High Yield Trust (FHYT)
290,389 shares (cost $1,930,178)	1,788,796

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Intermediate Corporate Bond Fund - Service Shares (FIIF)
32,479 shares (cost $311,326)	297,181
Advisor Balanced Fund - Class A (FABA)
4,654 shares (cost $72,127)	84,754
Advisor Balanced Fund - Class T (FAB)
91,146 shares (cost $1,531,980)	1,677,092
Advisor Equity Growth Fund - Class A (FAEGA)
8,898 shares (cost $480,705)	858,257
Advisor Equity Income Fund - Class A (FAEIA)
65,447 shares (cost $1,554,988)	1,860,008
Advisor Equity Income Fund - Class T (FAEI)
54,979 shares (cost $1,394,374)	1,592,740
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,379 shares (cost $375,198)	559,858
Advisor Growth Opportunities Fund - Class T (FAGO)
44,627 shares (cost $1,940,651)	2,658,008
Advisor High Income Advantage Fund - Class T (FAHY)
52,159 shares (cost $471,833)	518,463
Advisor Overseas Fund - Class A (FAOA)
37 shares (cost $604)	783
Asset Manager 50% (FAM)
81,706 shares (cost $1,257,491)	1,310,572
Balance Sheet Investment Fund - Class A (FRBSI)
38,470 shares (cost $1,614,923)	1,284,508
Foreign Fund - Class A (TFF)
129,523 shares (cost $664,596)	826,359
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
148,226 shares (cost $3,202,307)	3,821,268
Small-Mid Cap Growth Fund - Class A (FSCG)
32,034 shares (cost $1,037,318)	1,034,704
Real Estate Fund - Class A (AREA)
43,605 shares (cost $1,058,918)	997,691
Small Cap Growth Fund - Investor Class (ASCGI)
18,476 shares (cost $692,370)	617,084
Balanced Fund: Class S (JBS)
41,561 shares (cost $1,155,877)	1,201,515
Class T (JF)
110,041 shares (cost $3,265,988)	3,856,946
Overseas Fund: Class S (JOS)
2,664 shares (cost $94,657)	73,353
Twenty Fund: Class T (JTF)
271,348 shares (cost $16,089,395)	14,880,716
Global Research Fund - Class T (JWF)
27,745 shares (cost $1,062,761)	1,713,797
Global Research Fund - Class S (JWS)
4,721 shares (cost $212,589)	295,863
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
264,818 shares (cost $3,665,150)	3,220,182
MFS Strategic Income Fund - Class A (MSI)
183,853 shares (cost $1,231,834)	1,145,406

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Bond Fund - Institutional Service Class (NBF)
131,853 shares (cost $1,296,643)	1,255,237
Bond Index Fund - Class A (NBIXA)
32,318 shares (cost $372,008)	353,883
Nationwide Fund: Class A (NFA)
47,974 shares (cost $710,708)	1,026,159
Nationwide Fund - Institutional Service Class (NF)
128,114 shares (cost $1,829,665)	2,700,653
Government Bond Fund - Institutional Service Class (NGBF)
211,402 shares (cost $2,210,110)	2,124,594
Nationwide Growth Fund - Institutional Class (NGF)
30,175 shares (cost $237,225)	328,306
International Index Fund - Class A (NIIXA)
468 shares (cost $2,878)	3,459
Investor Destinations Aggressive Fund - Service Class (IDAS)
127,227 shares (cost $1,116,763)	1,249,365
Investor Destinations Conservative Fund - Service Class (IDCS)
62,120 shares (cost $640,572)	614,371
Investor Destinations Moderate Fund - Service Class (IDMS)
387,050 shares (cost $3,542,219)	3,754,386
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
298,443 shares (cost $2,709,127)	2,999,353
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
101,719 shares (cost $1,036,919)	1,003,964
Mid Cap Market Index Fund - Class A (NMCIXA)
52,032 shares (cost $828,348)	827,305
Money Market Fund - Prime Shares (MMF)
5,654,944 shares (cost $5,654,944)	5,654,944
Money Market Fund - Service Class (MMFR)
3,018,535 shares (cost $3,018,535)	3,018,535
Nationwide Growth Fund - Class A (NGFA)
71,955 shares (cost $765,359)	748,337
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
118,008 shares (cost $1,236,511)	1,488,086
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
72,536 shares (cost $759,009)	719,559
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
226,617 shares (cost $2,666,423)	2,841,775
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
252,663 shares (cost $2,875,671)	3,357,886
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
76,339 shares (cost $848,917)	845,841
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
26,951 shares (cost $298,974)	275,983
S&P 500 Index Fund - Service Class (NIXR)
243,429 shares (cost $3,002,592)	3,308,194
Small Cap Index Fund - Class A (NSCIXA)
36,593 shares (cost $433,456)	461,436
Templeton NVIT International Value Fund - Class III (NVTIV3)
28,280 shares (cost $377,438)	307,688

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Genesis Fund - Trust Class (NBGST)
132,510 shares (cost $6,381,406)	7,121,095
Guardian Fund - Investor Class (NBGF)
89,211 shares (cost $1,313,477)	1,378,311
Guardian Fund - Trust Class (NBGT)
14,809 shares (cost $170,433)	152,528
Large Cap Value Fund: Investor Class (PF)
95,930 shares (cost $2,470,972)	2,316,704
Large Cap Value Fund: Trust Class (NBPT)
6,114 shares (cost $123,560)	96,176
Short Duration Bond Fund - Investor Class (NLMB)
62,180 shares (cost $495,944)	487,494
Socially Responsive Fund - Trust Class (NBSRT)
68,517 shares (cost $1,350,020)	1,310,739
Capital Appreciation Fund- Class A (OCAF)
19,872 shares (cost $882,601)	1,071,506
Global Fund- Class A (OGF)
50,514 shares (cost $3,102,052)	3,794,619
Global Strategic Income Fund - Class A (OSI)
132,619 shares (cost $566,161)	502,624
PIMCO Total Return Fund - Class A (PMTRA)
193,475 shares (cost $2,125,558)	1,948,295
VP International Fund - Class II (ACVI2)
109,943 shares (cost $1,176,313)	1,099,428
Capital & Income Fund (FCI)
30,556 shares (cost $265,312)	279,586
Equity-Income Fund (FEI)
109,522 shares (cost $5,486,670)	5,594,369
High Income Portfolio - Initial Class (FHIP)
506 shares (cost $2,792)	2,504
Magellan(R) Fund (FMG)
84,413 shares (cost $7,290,623)	7,549,093
Puritan Fund (FPR)
290,066 shares (cost $5,618,434)	5,897,041
VIP Overseas Portfolio - Service Class 2 (FO2)
110,161 shares (cost $2,208,437)	2,083,141
Templeton Foreign Securities Fund - Class 2 (TIF2)
154,211 shares (cost $2,621,491)	2,035,591
Global Securities Fund/VA - Service Class (OVGSS)
125,635 shares (cost $5,074,224)	4,722,615
Putnam Voyager Fund: Class A (PVF)
2,723 shares (cost $80,342)	73,145
Putnam International Equity Fund - Class A (PUIGA)
217 shares (cost $4,900)	4,773
Virtus Balanced Fund: Class A (PBF)
74,840 shares (cost $1,080,215)	1,022,308
Advisors Small Cap Fund - Class A (WRASCA)
23,515 shares (cost $391,318)	333,920
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
105,350 shares (cost $2,382,261)	2,084,872

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
3,027 shares (cost $131,511)	121,508
Advantage Funds(R) - Growth Fund - Class A (SGRA)
24,721 shares (cost $1,126,736)	1,006,372
Advantage - Large Cap Core - Class A (WFLCCA)
8,101 shares (cost $126,351)	122,643
Advantage Large Cap Growth Fund - Class A (WFLGA)
49,192 shares (cost $2,397,504)	2,250,513
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
62,615 shares (cost $756,248)	762,649

Total Investments	$195,097,214
Other Accounts Payable	(2,051)
Accounts Payable - Advisor Overseas Fund - Class A (FAOA)	(11)

$195,095,152

Contract Owners’ Equity:
Accumulation units	195,093,976
Contracts in payout (annuitization) period (note 1f)	1,176

Total Contract Owners’ Equity (note 5)	$195,095,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,491,127	6,994	15,708	-	-	1,419	13,815	190
Mortality and expense risk charges (note 2)	(2,674,551)	(4,252)	(12,992)	(61,711)	(22,620)	(5,870)	(19,705)	(889)

Net investment income (loss)	(183,424)	2,742	2,716	(61,711)	(22,620)	(4,451)	(5,890)	(699)

Realized gain (loss) on investments	7,374,669	4,031	57,814	62,576	181,864	(7,221)	90,745	4,594
Change in unrealized gain (loss) on investments	(20,775,337)	(26,955)	(172,779)	(341,422)	3,828	(15,981)	(222,747)	(7,642)

Net gain (loss) on investments	(13,400,668)	(22,924)	(114,965)	(278,846)	185,692	(23,202)	(132,002)	(3,048)

Reinvested capital gains	11,764,935	8,142	66,305	361,096	-	-	65,606	3,224

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,819,157)	(12,040)	(45,944)	20,539	163,072	(27,653)	(72,286)	(523)

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$2,064	18,027	32,021	71,109	7,228	15,874	56,194	46,036
Mortality and expense risk charges (note 2)	(6,142)	(73,261)	(19,952)	(43,173)	(17,259)	(92,090)	(11,890)	(35,361)

Net investment income (loss)	(4,078)	(55,234)	12,069	27,936	(10,031)	(76,216)	44,304	10,675

Realized gain (loss) on investments	31,226	199,321	5,440	38,112	(4,680)	195,143	(6,571)	118,884
Change in unrealized gain (loss) on investments	(50,140)	(307,333)	(237,237)	(501,263)	(559)	(115,055)	(106,191)	(840,203)

Net gain (loss) on investments	(18,914)	(108,012)	(231,797)	(463,151)	(5,239)	80,088	(112,762)	(721,319)

Reinvested capital gains	21,651	338,827	97,194	198,611	-	349,977	-	606,399

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,341)	175,581	(122,534)	(236,604)	(15,270)	353,849	(68,458)	(104,245)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$7,888	192,941	33,183	382	5,492	76,424	593	136,614
Mortality and expense risk charges (note 2)	(10,041)	(158,278)	(19,328)	(1,530)	(8,587)	(23,560)	(427)	(33,712)

Net investment income (loss)	(2,153)	34,663	13,855	(1,148)	(3,095)	52,864	166	102,902

Realized gain (loss) on investments	21,229	409,560	73,173	(17,968)	112,386	(1,743)	552	86,316
Change in unrealized gain (loss) on investments	(66,297)	(1,127,567)	(138,956)	5,045	(201,113)	(126,829)	(3,386)	(295,599)

Net gain (loss) on investments	(45,068)	(718,007)	(65,783)	(12,923)	(88,727)	(128,572)	(2,834)	(209,283)

Reinvested capital gains	34,555	647,072	12,637	3,997	71,411	17,535	332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,666)	(36,272)	(39,291)	(10,074)	(20,411)	(58,173)	(2,336)	(106,381)

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$20,780	1,240	15,699	-	58,812	44,663	-	-
Mortality and expense risk charges (note 2)	(7,054)	(1,482)	(23,881)	(10,576)	(25,540)	(21,880)	(7,313)	(35,799)

Net investment income (loss)	13,726	(242)	(8,182)	(10,576)	33,272	22,783	(7,313)	(35,799)

Realized gain (loss) on investments	(23,696)	11,032	41,619	21,372	14,358	13,797	83,149	152,112
Change in unrealized gain (loss) on investments	4,230	(16,474)	(126,892)	14,216	(287,748)	(243,644)	(110,693)	(296,393)

Net gain (loss) on investments	(19,466)	(5,442)	(85,273)	35,588	(273,390)	(229,847)	(27,544)	(144,281)

Reinvested capital gains	366	3,231	64,735	19,886	126,949	107,138	56,118	268,327

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,374)	(2,453)	(28,720)	44,898	(113,169)	(99,926)	21,261	88,247

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$26,740	3	25,675	9,205	11,676	71,201	-	10,585
Mortality and expense risk charges (note 2)	(7,372)	(7)	(18,987)	(18,633)	(12,285)	(54,236)	(13,810)	(11,173)

Net investment income (loss)	19,368	(4)	6,688	(9,428)	(609)	16,965	(13,810)	(588)

Realized gain (loss) on investments	9,199	35	10,110	(1,307)	61,926	45,337	11,735	18,511
Change in unrealized gain (loss) on investments	(50,160)	(9)	(88,191)	(346,051)	(133,069)	(529,338)	(126,937)	(127,955)

Net gain (loss) on investments	(40,961)	26	(78,081)	(347,358)	(71,143)	(484,001)	(115,202)	(109,444)

Reinvested capital gains	-	-	48,350	190,028	435	247,119	91,846	135,006

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,593)	22	(23,043)	(166,758)	(71,317)	(219,917)	(37,166)	24,974

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$-	15,283	59,328	2,879	69,635	12,695	1,883	343
Mortality and expense risk charges (note 2)	(7,276)	(14,441)	(53,389)	(1,093)	(200,006)	(25,105)	(3,878)	(42,729)

Net investment income (loss)	(7,276)	842	5,939	1,786	(130,371)	(12,410)	(1,995)	(42,386)

Realized gain (loss) on investments	44,923	20,732	308,907	(1,868)	561,587	124,094	10,850	3,909
Change in unrealized gain (loss) on investments	(123,599)	(85,602)	(487,183)	(7,396)	(1,416,104)	(170,227)	(21,973)	(326,191)

Net gain (loss) on investments	(78,676)	(64,870)	(178,276)	(9,264)	(854,517)	(46,133)	(11,123)	(322,282)

Reinvested capital gains	54,522	52,520	334,979	-	1,523,437	-	-	220,275

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,430)	(11,508)	162,642	(7,478)	538,549	(58,543)	(13,118)	(144,393)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$47,818	33,111	6,466	10,810	35,062	37,220	1,449	82
Mortality and expense risk charges (note 2)	(16,360)	(17,110)	(4,658)	(13,994)	(37,272)	(28,788)	(4,382)	(37)

Net investment income (loss)	31,458	16,001	1,808	(3,184)	(2,210)	8,432	(2,933)	45

Realized gain (loss) on investments	(4,487)	12,968	(318)	54,067	197,093	(20,135)	20,289	11
Change in unrealized gain (loss) on investments	(67,647)	(44,309)	(8,484)	(81,249)	(263,282)	(19,948)	(18,159)	(164)

Net gain (loss) on investments	(72,134)	(31,341)	(8,802)	(27,182)	(66,189)	(40,083)	2,130	(153)

Reinvested capital gains	-	-	2,015	25,047	66,965	953	14,151	31

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,676)	(15,340)	(4,979)	(5,319)	(1,434)	(30,698)	13,348	(77)

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$19,522	9,754	56,720	45,839	16,023	7,656	-	-
Mortality and expense risk charges (note 2)	(17,358)	(7,707)	(51,452)	(40,854)	(13,502)	(10,902)	(85,263)	(36,150)

Net investment income (loss)	2,164	2,047	5,268	4,985	2,521	(3,246)	(85,263)	(36,150)

Realized gain (loss) on investments	91,114	5,320	11,017	240,513	20,925	41,560	-	-
Change in unrealized gain (loss) on investments	(219,549)	(23,465)	(398,974)	(548,243)	(74,875)	(164,941)	-	-

Net gain (loss) on investments	(128,435)	(18,145)	(387,957)	(307,730)	(53,950)	(123,381)	-	-

Reinvested capital gains	76,513	7,910	269,953	193,744	32,250	94,401	151	82

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,758)	(8,188)	(112,736)	(109,001)	(19,179)	(32,226)	(85,112)	(36,068)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$1,580	21,736	12,571	48,047	51,376	15,173	370	61,924
Mortality and expense risk charges (note 2)	(9,498)	(20,977)	(8,613)	(41,699)	(46,526)	(12,261)	(3,465)	(43,482)

Net investment income (loss)	(7,918)	759	3,958	6,348	4,850	2,912	(3,095)	18,442

Realized gain (loss) on investments	39,159	168,548	(251)	123,721	169,904	28,637	6,668	153,295
Change in unrealized gain (loss) on investments	(42,528)	(193,511)	(34,181)	(310,658)	(317,615)	(90,280)	(27,013)	(493,743)

Net gain (loss) on investments	(3,369)	(24,963)	(34,432)	(186,937)	(147,711)	(61,643)	(20,345)	(340,448)

Reinvested capital gains	33,864	-	23,124	132,768	69,169	46,705	16,545	306,683

Net increase (decrease) in contract owners’ equity resulting from operations	$22,577	(24,204)	(7,350)	(47,821)	(73,692)	(12,026)	(6,895)	(15,323)

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$4,534	5,992	4,056	9,723	1,122	27,097	1,525	5,518
Mortality and expense risk charges (note 2)	(6,211)	(3,861)	(98,449)	(20,278)	(2,035)	(35,047)	(1,386)	(7,032)

Net investment income (loss)	(1,677)	2,131	(94,393)	(10,555)	(913)	(7,950)	139	(1,514)

Realized gain (loss) on investments	36,428	(279)	323,554	(4,224)	(7,501)	(44,476)	(1,330)	424
Change in unrealized gain (loss) on investments	(111,520)	(33,651)	(956,187)	(228,805)	(24,546)	(499,546)	(25,181)	(4,441)

Net gain (loss) on investments	(75,092)	(33,930)	(632,633)	(233,029)	(32,047)	(544,022)	(26,511)	(4,017)

Reinvested capital gains	47,491	13,818	657,759	149,613	23,146	179,317	10,919	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,278)	(17,981)	(69,267)	(93,971)	(9,814)	(372,655)	(15,453)	(5,531)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI	FEI
Reinvested dividends	$14,308	-	25,072	23,286	53,370	-	13,306	207,581
Mortality and expense risk charges (note 2)	(18,067)	(13,669)	(52,959)	(6,864)	(26,789)	(5,938)	(4,237)	(77,544)

Net investment income (loss)	(3,759)	(13,669)	(27,887)	16,422	26,581	(5,938)	9,069	130,037

Realized gain (loss) on investments	84,803	73,506	143,776	(7,724)	(24,163)	(3,040)	9,060	(11,468)
Change in unrealized gain (loss) on investments	(227,054)	(169,363)	(152,615)	(27,828)	(85,992)	(76,885)	(25,369)	(837,335)

Net gain (loss) on investments	(142,251)	(95,857)	(8,839)	(35,552)	(110,155)	(79,925)	(16,309)	(848,803)

Reinvested capital gains	124,071	131,078	162,136	-	67,232	-	1,996	434,298

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,939)	21,552	125,410	(19,130)	(16,342)	(85,863)	(5,244)	(284,468)

Investment Activity:	FHIP	FMG	FPR	FO2	TIF2	OVGSS	PVF	PUIGA
Reinvested dividends	$176	44,115	127,992	23,529	74,878	53,797	855	125
Mortality and expense risk charges (note 2)	(33)	(103,186)	(79,892)	(17,039)	(29,802)	(65,499)	(1,800)	(71)

Net investment income (loss)	143	(59,071)	48,100	6,490	45,076	(11,702)	(945)	54

Realized gain (loss) on investments	1	(11,009)	50,772	(5,401)	(87,009)	(14,073)	27,165	8
Change in unrealized gain (loss) on investments	(270)	(241,460)	(375,140)	(125,296)	(206,186)	(184,871)	(41,166)	(123)

Net gain (loss) on investments	(269)	(252,469)	(324,368)	(130,697)	(293,195)	(198,944)	(14,001)	(115)

Reinvested capital gains	-	530,454	302,675	2,082	76,479	331,412	3,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(126)	218,914	26,407	(122,125)	(171,640)	120,766	(11,538)	(61)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD
Reinvested dividends	$18,538	-	-	-	-	373	30	8,880
Mortality and expense risk charges (note 2)	(14,275)	(5,162)	(5,230)	(303)	(2,215)	(278)	(5,649)	(10,755)

Net investment income (loss)	4,263	(5,162)	(5,230)	(303)	(2,215)	95	(5,619)	(1,875)

Realized gain (loss) on investments	20,359	48,279	(2,771)	(482)	276	10	35	13,113
Change in unrealized gain (loss) on investments	(112,414)	(88,273)	(297,389)	(10,003)	(120,365)	(3,708)	(146,992)	(103,342)

Net gain (loss) on investments	(92,055)	(39,994)	(300,160)	(10,485)	(120,089)	(3,698)	(146,957)	(90,229)

Reinvested capital gains	32,838	44,631	240,774	9,703	129,621	1,044	118,815	75,263

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,954)	(525)	(64,616)	(1,085)	7,317	(2,559)	(33,761)	(16,841)

Investment Activity:	SCS	SE	SGR	WFLCCI	STR	FO2R	ACVI4
Reinvested dividends	$-	-	-	-	-	-	2,519
Mortality and expense risk charges (note 2)	(24,879)	(1,524)	(10,149)	(1,543)	(24,937)	(7,767)	(9,312)

Net investment income (loss)	(24,879)	(1,524)	(10,149)	(1,543)	(24,937)	(7,767)	(6,793)

Realized gain (loss) on investments	374,786	16,095	127,561	28,608	914,855	368,125	381,196
Change in unrealized gain (loss) on investments	(356,934)	(19,034)	(110,290)	(22,143)	(786,395)	(202,144)	(292,499)

Net gain (loss) on investments	17,852	(2,939)	17,271	6,465	128,460	165,981	88,697

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,027)	(4,463)	7,122	4,922	103,523	158,214	81,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		VKEIA		VKGIA		VKGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(183,424)	51,574	2,742	3,909	2,716	7,102	(61,711)	(59,447)
Realized gain (loss) on investments	7,374,669	9,451,337	4,031	1,248	57,814	190,546	62,576	146,570
Change in unrealized gain (loss) on investments	(20,775,337)	(11,469,163)	(26,955)	(9,178)	(172,779)	(196,996)	(341,422)	(198,822)
Reinvested capital gains	11,764,935	13,321,333	8,142	25,841	66,305	97,698	361,096	405,777

Net increase (decrease) in contract owners’ equity resulting from operations	(1,819,157)	11,355,081	(12,040)	21,820	(45,944)	98,350	20,539	294,078

Equity transactions:
Purchase payments received from contract owners (note 3)	8,910,536	9,317,774	23,044	20,304	27,732	32,578	150,175	159,495
Transfers between funds	-	-	3,999	6,298	(19,156)	(12,555)	570,596	(51,777)
Redemptions (note 3)	(26,338,389)	(27,649,045)	(27,085)	(4,688)	(104,438)	(249,723)	(474,989)	(764,664)
Annuity benefits	(363)	(362)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(152,917)	(159,696)	-	-	-	-	(3,284)	(3,318)
Contingent deferred sales charges (note 2)	(35,478)	(29,238)	-	-	(484)	(231)	(261)	(195)
Adjustments to maintain reserves	(1,880)	(2,107)	(17)	(16)	4	(71)	(51)	(421)

Net equity transactions	(17,618,491)	(18,522,674)	(59)	21,898	(96,342)	(230,002)	242,186	(660,880)

Net change in contract owners’ equity	(19,437,648)	(7,167,593)	(12,099)	43,718	(142,286)	(131,652)	262,725	(366,802)
Contract owners’ equity beginning of period	214,532,800	221,700,393	313,379	269,661	1,128,027	1,259,679	4,568,841	4,935,643

Contract owners’ equity end of period	$195,095,152	214,532,800	301,280	313,379	985,741	1,128,027	4,831,566	4,568,841

CHANGES IN UNITS:
Beginning units	8,861,037	9,218,170	22,800	21,112	44,470	53,893	143,438	165,074
Units purchased	1,820,244	1,858,513	2,332	2,034	2,088	5,489	26,462	11,944
Units redeemed	(1,954,235)	(2,215,646)	(2,374)	(346)	(5,970)	(14,912)	(18,738)	(33,580)

Ending units	8,727,046	8,861,037	22,758	22,800	40,588	44,470	151,162	143,438

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PRSCA		ADGFIS		ADUES		TCIGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(22,620)	(20,373)	(4,451)	4,663	(5,890)	(4,516)	(699)	(471)
Realized gain (loss) on investments	181,864	68,209	(7,221)	531	90,745	85,464	4,594	10,536
Change in unrealized gain (loss) on investments	3,828	36,782	(15,981)	(18,266)	(222,747)	(75,249)	(7,642)	(21,015)
Reinvested capital gains	-	-	-	-	65,606	97,906	3,224	4,380

Net increase (decrease) in contract owners’ equity resulting from operations	163,072	84,618	(27,653)	(13,072)	(72,286)	103,605	(523)	(6,570)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,774	45,766	23,276	30,257	45,211	76,851	-	-
Transfers between funds	897,581	21,213	(40,323)	(25,108)	(47,413)	(45,905)	-	-
Redemptions (note 3)	(506,776)	(141,359)	(37,194)	(64,811)	(204,209)	(199,763)	(12,280)	(25,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,069)	(1,095)	(460)	(603)	(1,406)	(1,490)	-	-
Contingent deferred sales charges (note 2)	(179)	(12)	-	(54)	-	(28)	-	-
Adjustments to maintain reserves	(2)	(58)	1	(8)	(19)	(9)	(4)	(16)

Net equity transactions	475,329	(75,545)	(54,700)	(60,327)	(207,836)	(170,344)	(12,284)	(25,620)

Net change in contract owners’ equity	638,401	9,073	(82,353)	(73,399)	(280,122)	(66,739)	(12,807)	(32,190)
Contract owners’ equity beginning of period	1,646,462	1,637,389	491,057	564,456	1,658,192	1,724,931	73,087	105,277

Contract owners’ equity end of period	$2,284,863	1,646,462	408,704	491,057	1,378,070	1,658,192	60,280	73,087

CHANGES IN UNITS:
Beginning units	47,699	50,050	45,516	50,873	100,216	111,074	7,021	9,349
Units purchased	32,013	3,402	2,728	4,139	2,898	5,160	-	-
Units redeemed	(15,801)	(5,753)	(7,969)	(9,496)	(15,433)	(16,018)	(1,155)	(2,328)

Ending units	63,911	47,699	40,275	45,516	87,681	100,216	5,866	7,021

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TCIGR		TCG		ACIGA		IGF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,078)	(1,710)	(55,234)	(59,221)	12,069	11,241	27,936	25,723
Realized gain (loss) on investments	31,226	16,653	199,321	402,615	5,440	26,068	38,112	55,291
Change in unrealized gain (loss) on investments	(50,140)	(78,757)	(307,333)	(939,961)	(237,237)	57,499	(501,263)	90,253
Reinvested capital gains	21,651	29,192	338,827	1,131,994	97,194	89,693	198,611	174,209

Net increase (decrease) in contract owners’ equity resulting from operations	(1,341)	(34,622)	175,581	535,427	(122,534)	184,501	(236,604)	345,476

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	110,983	128,415	49,118	21,732	185,364	180,407
Transfers between funds	(12,820)	(6,572)	(42,768)	(96,214)	26,541	(20,444)	151,079	51,888
Redemptions (note 3)	(72,074)	(27,964)	(646,984)	(911,971)	(182,357)	(175,981)	(389,263)	(432,780)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(682)	(718)	(4,579)	(4,924)	-	-	(3,961)	(4,104)
Contingent deferred sales charges (note 2)	-	-	(1,954)	(1,438)	(6)	(115)	(119)	(106)
Adjustments to maintain reserves	(17)	(9)	(69)	(46)	(18)	(42)	(25)	(7)

Net equity transactions	(85,593)	(35,263)	(585,371)	(886,178)	(106,722)	(174,850)	(56,925)	(204,702)

Net change in contract owners’ equity	(86,934)	(69,885)	(409,790)	(350,751)	(229,256)	9,651	(293,529)	140,774
Contract owners’ equity beginning of period	484,804	554,689	5,723,007	6,073,758	1,755,481	1,745,830	3,422,213	3,281,439

Contract owners’ equity end of period	$397,870	484,804	5,313,217	5,723,007	1,526,225	1,755,481	3,128,684	3,422,213

CHANGES IN UNITS:
Beginning units	15,665	16,745	108,782	134,560	114,739	126,524	108,068	115,075
Units purchased	-	-	6,281	4,465	7,165	2,129	12,557	12,951
Units redeemed	(2,715)	(1,080)	(19,572)	(30,243)	(14,528)	(13,914)	(14,511)	(19,958)

Ending units	12,950	15,665	95,491	108,782	107,376	114,739	106,114	108,068

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BSTG		TCUL		DWHYOI		DAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,031)	(12,470)	(76,216)	(66,922)	44,304	45,663	10,675	11,227
Realized gain (loss) on investments	(4,680)	(1,289)	195,143	178,521	(6,571)	21,389	118,884	66,882
Change in unrealized gain (loss) on investments	(559)	14	(115,055)	(25,638)	(106,191)	(92,549)	(840,203)	13,527
Reinvested capital gains	-	-	349,977	477,249	-	12,807	606,399	101,086

Net increase (decrease) in contract owners’ equity resulting from operations	(15,270)	(13,745)	353,849	563,210	(68,458)	(12,690)	(104,245)	192,722

Equity transactions:
Purchase payments received from contract owners (note 3)	53,815	61,664	168,700	152,212	84,756	99,305	96,432	121,604
Transfers between funds	(41,737)	(76,813)	307,582	(136,722)	(25,980)	(66,808)	(48,395)	(73,955)
Redemptions (note 3)	(225,209)	(56,911)	(778,604)	(720,349)	(85,899)	(118,848)	(267,378)	(326,506)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(963)	(960)	(6,664)	(6,854)	(878)	(1,000)	(1,737)	(1,799)
Contingent deferred sales charges (note 2)	(10)	(36)	(562)	(321)	(8)	(22)	(118)	(34)
Adjustments to maintain reserves	(48)	(61)	(58)	(21)	101	1	(34)	(44)

Net equity transactions	(214,152)	(73,117)	(309,606)	(712,055)	(27,908)	(87,372)	(221,230)	(280,734)

Net change in contract owners’ equity	(229,422)	(86,862)	44,243	(148,845)	(96,366)	(100,062)	(325,475)	(88,012)
Contract owners’ equity beginning of period	1,422,021	1,508,883	7,044,948	7,193,793	907,332	1,007,394	2,912,278	3,000,290

Contract owners’ equity end of period	$1,192,599	1,422,021	7,089,191	7,044,948	810,966	907,332	2,586,803	2,912,278

CHANGES IN UNITS:
Beginning units	74,772	77,831	265,770	292,723	47,405	51,699	162,046	178,829
Units purchased	4,412	5,852	27,732	11,420	6,267	7,730	7,654	10,224
Units redeemed	(15,758)	(8,911)	(30,932)	(38,373)	(7,749)	(12,024)	(19,737)	(27,007)

Ending units	63,426	74,772	262,570	265,770	45,923	47,405	149,963	162,046

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DPBOZ		DSPI		DPITIA		DROSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,153)	(2,251)	34,663	30,999	13,855	9,480	(1,148)	(1,467)
Realized gain (loss) on investments	21,229	23,797	409,560	404,088	73,173	20,357	(17,968)	3,031
Change in unrealized gain (loss) on investments	(66,297)	(33,358)	(1,127,567)	262,150	(138,956)	5,279	5,045	(20,878)
Reinvested capital gains	34,555	60,211	647,072	629,768	12,637	8,631	3,997	19,460

Net increase (decrease) in contract owners’ equity resulting from operations	(12,666)	48,399	(36,272)	1,327,005	(39,291)	43,747	(10,074)	146

Equity transactions:
Purchase payments received from contract owners (note 3)	34,284	26,862	592,199	536,283	60,923	88,585	5,101	4,497
Transfers between funds	(5,186)	(1,367)	47,739	45,383	(59,500)	472,503	27,033	(1,061)
Redemptions (note 3)	(80,561)	(118,962)	(1,433,906)	(1,257,133)	(209,087)	(224,236)	(39,573)	(370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(558)	(593)	(11,248)	(11,974)	(1,097)	(1,221)	-	-
Contingent deferred sales charges (note 2)	(48)	(867)	(140)	(830)	-	(438)	(161)	-
Adjustments to maintain reserves	(16)	(10)	(5)	(20)	(101)	(2)	4	(32)

Net equity transactions	(52,085)	(94,937)	(805,361)	(688,291)	(208,862)	335,191	(7,596)	3,034

Net change in contract owners’ equity	(64,751)	(46,538)	(841,633)	638,714	(248,153)	378,938	(17,670)	3,180
Contract owners’ equity beginning of period	801,868	848,406	12,412,242	11,773,528	1,734,129	1,355,191	128,968	125,788

Contract owners’ equity end of period	$737,117	801,868	11,570,609	12,412,242	1,485,976	1,734,129	111,298	128,968

CHANGES IN UNITS:
Beginning units	54,674	61,290	252,626	267,603	133,452	107,842	6,952	6,750
Units purchased	3,391	2,328	16,598	16,761	18,869	43,520	4,182	1,379
Units redeemed	(6,899)	(8,944)	(32,782)	(31,738)	(34,758)	(17,910)	(4,885)	(1,177)

Ending units	51,166	54,674	236,442	252,626	117,563	133,452	6,249	6,952

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DTC		FBDF		FEQIF		FHYT
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,095)	(2,109)	52,864	55,592	166	138	102,902	131,046
Realized gain (loss) on investments	112,386	67,610	(1,743)	44,138	552	7,284	86,316	138,657
Change in unrealized gain (loss) on investments	(201,113)	(80,809)	(126,829)	(13,659)	(3,386)	(7,485)	(295,599)	(160,956)
Reinvested capital gains	71,411	93,372	17,535	-	332	2,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,411)	78,064	(58,173)	86,071	(2,336)	1,974	(106,381)	108,747

Equity transactions:
Purchase payments received from contract owners (note 3)	8,378	21,909	101,981	115,758	1,484	1,525	123,479	179,210
Transfers between funds	(205,022)	202,087	14,391	(25,567)	-	-	(1,062,661)	(23,246)
Redemptions (note 3)	(56,517)	(100,256)	(234,826)	(344,481)	(1,254)	(24,881)	(326,846)	(776,527)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(611)	(681)	(1,533)	(1,438)	-	-	(1,254)	(1,369)
Contingent deferred sales charges (note 2)	-	(115)	(177)	(506)	-	-	(193)	(1,031)
Adjustments to maintain reserves	(43)	19	(24)	(8)	(3)	(1)	63	(241)

Net equity transactions	(253,815)	122,963	(120,188)	(256,242)	227	(23,357)	(1,267,412)	(623,204)

Net change in contract owners’ equity	(274,226)	201,027	(178,361)	(170,171)	(2,109)	(21,383)	(1,373,793)	(514,457)
Contract owners’ equity beginning of period	851,123	650,096	1,792,897	1,963,068	34,787	56,170	3,162,569	3,677,026

Contract owners’ equity end of period	$576,897	851,123	1,614,536	1,792,897	32,678	34,787	1,788,776	3,162,569

CHANGES IN UNITS:
Beginning units	31,270	28,649	77,607	88,730	2,459	4,171	138,496	165,948
Units purchased	478	8,239	8,849	10,014	107	112	16,209	17,446
Units redeemed	(7,548)	(5,618)	(14,224)	(21,137)	(87)	(1,824)	(70,179)	(44,898)

Ending units	24,200	31,270	72,232	77,607	2,479	2,459	84,526	138,496

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIIF		FABA		FAB		FAEGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,726	18,044	(242)	(119)	(8,182)	(6,955)	(10,576)	(9,993)
Realized gain (loss) on investments	(23,696)	(9,686)	11,032	361	41,619	9,545	21,372	33,111
Change in unrealized gain (loss) on investments	4,230	6,320	(16,474)	1,981	(126,892)	19,338	14,216	49,371
Reinvested capital gains	366	1,081	3,231	7,684	64,735	103,667	19,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,374)	15,759	(2,453)	9,907	(28,720)	125,595	44,898	72,489

Equity transactions:
Purchase payments received from contract owners (note 3)	11,364	10,672	899	877	78,184	88,058	15,909	14,724
Transfers between funds	(482,778)	478,747	8,341	2,347	3,566	216,593	46,832	(2,701)
Redemptions (note 3)	(47,603)	(99,734)	(50,016)	(1,636)	(231,338)	(55,148)	(41,871)	(73,827)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,292)	(1,246)	-	-
Contingent deferred sales charges (note 2)	(8)	(66)	-	-	(11)	(1)	(13)	(110)
Adjustments to maintain reserves	(55)	(32)	(23)	-	7	(4)	(15)	(40)

Net equity transactions	(519,080)	389,587	(40,799)	1,588	(150,884)	248,252	20,842	(61,954)

Net change in contract owners’ equity	(524,454)	405,346	(43,252)	11,495	(179,604)	373,847	65,740	10,535
Contract owners’ equity beginning of period	821,606	416,260	127,980	116,485	1,856,690	1,482,843	792,514	781,979

Contract owners’ equity end of period	$297,152	821,606	84,728	127,980	1,677,086	1,856,690	858,254	792,514

CHANGES IN UNITS:
Beginning units	46,777	25,007	7,647	7,548	76,575	66,146	68,164	73,519
Units purchased	1,403	31,428	552	208	7,144	13,221	5,941	5,883
Units redeemed	(30,438)	(9,658)	(3,058)	(109)	(13,478)	(2,792)	(4,144)	(11,238)

Ending units	17,742	46,777	5,141	7,647	70,241	76,575	69,961	68,164

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAEIA		FAEI		FAGOA		FAGO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,272	22,022	22,783	13,039	(7,313)	(7,115)	(35,799)	(33,436)
Realized gain (loss) on investments	14,358	12,914	13,797	20,926	83,149	44,258	152,112	146,655
Change in unrealized gain (loss) on investments	(287,748)	49,378	(243,644)	33,321	(110,693)	20,492	(296,393)	129,400
Reinvested capital gains	126,949	57,106	107,138	47,282	56,118	-	268,327	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,169)	141,420	(99,926)	114,568	21,261	57,635	88,247	242,619

Equity transactions:
Purchase payments received from contract owners (note 3)	98,570	61,248	136,469	61,126	6,946	7,565	252,914	175,065
Transfers between funds	(2,246)	26,970	(39,554)	(13,772)	1,483	7,748	(136,455)	60,045
Redemptions (note 3)	(209,140)	(216,661)	(183,280)	(168,659)	(77,967)	(47,381)	(301,396)	(228,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,020)	(2,054)	-	-	(3,523)	(3,461)
Contingent deferred sales charges (note 2)	(190)	(693)	(2)	(138)	(18)	(92)	(124)	(2)
Adjustments to maintain reserves	(8)	(62)	(38)	18	(6)	(50)	(22)	(7)

Net equity transactions	(113,014)	(129,198)	(88,425)	(123,479)	(69,562)	(32,210)	(188,606)	3,379

Net change in contract owners’ equity	(226,183)	12,222	(188,351)	(8,911)	(48,301)	25,425	(100,359)	245,998
Contract owners’ equity beginning of period	2,086,190	2,073,968	1,781,059	1,789,970	608,153	582,728	2,758,344	2,512,346

Contract owners’ equity end of period	$1,860,007	2,086,190	1,592,708	1,781,059	559,852	608,153	2,657,985	2,758,344

CHANGES IN UNITS:
Beginning units	107,331	113,997	58,254	62,482	44,201	46,725	113,907	114,109
Units purchased	5,994	5,852	5,884	2,633	3,352	2,252	10,955	24,111
Units redeemed	(11,946)	(12,518)	(8,807)	(6,861)	(8,355)	(4,776)	(18,538)	(24,313)

Ending units	101,379	107,331	55,331	58,254	39,198	44,201	106,324	113,907

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAHY		FAOA		FAM		FRBSI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19,368	18,009	(4)	(30)	6,688	3,661	(9,428)	(17,192)
Realized gain (loss) on investments	9,199	2,779	35	274	10,110	23,992	(1,307)	109,688
Change in unrealized gain (loss) on investments	(50,160)	(4,822)	(9)	(444)	(88,191)	(58,536)	(346,051)	(353,029)
Reinvested capital gains	-	574	-	-	48,350	97,057	190,028	248,833

Net increase (decrease) in contract owners’ equity resulting from operations	(21,593)	16,540	22	(200)	(23,043)	66,174	(166,758)	(11,700)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	49,077	55,755	48,611	65,434
Transfers between funds	(33,163)	(1,232)	-	-	(21,734)	(10,319)	(87,298)	(10,457)
Redemptions (note 3)	(44,059)	(67,055)	(65)	(4,680)	(201,968)	(231,792)	(211,719)	(249,346)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(575)	(635)	-	-	(1,750)	(1,896)	-	-
Contingent deferred sales charges (note 2)	-	(158)	-	-	(106)	(20)	(897)	(85)
Adjustments to maintain reserves	(24)	40	(2)	(10)	(2)	(23)	(55)	(28)

Net equity transactions	(77,821)	(69,040)	(67)	(4,690)	(176,483)	(188,295)	(251,358)	(194,482)

Net change in contract owners’ equity	(99,414)	(52,500)	(45)	(4,890)	(199,526)	(122,121)	(418,116)	(206,182)
Contract owners’ equity beginning of period	617,855	670,355	839	5,729	1,510,078	1,632,199	1,702,575	1,908,757

Contract owners’ equity end of period	$518,441	617,855	794	839	1,310,552	1,510,078	1,284,459	1,702,575

CHANGES IN UNITS:
Beginning units	20,719	23,033	68	409	49,475	55,673	59,720	66,572
Units purchased	-	-	-	-	1,762	1,896	2,503	3,947
Units redeemed	(2,484)	(2,314)	(5)	(341)	(7,543)	(8,094)	(11,837)	(10,799)

Ending units	18,235	20,719	63	68	43,694	49,475	50,386	59,720

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TFF		TMSF		FSCG		AREA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(609)	14,302	16,965	73,491	(13,810)	(13,385)	(588)	(3,400)
Realized gain (loss) on investments	61,926	61,117	45,337	55,079	11,735	25,434	18,511	53,684
Change in unrealized gain (loss) on investments	(133,069)	(252,454)	(529,338)	146,898	(126,937)	(132,565)	(127,955)	129,110
Reinvested capital gains	435	32,878	247,119	-	91,846	187,713	135,006	38,261

Net increase (decrease) in contract owners’ equity resulting from operations	(71,317)	(144,157)	(219,917)	275,468	(37,166)	67,197	24,974	217,655

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	179,841	201,579	22,402	24,656	19,885	19,576
Transfers between funds	(40,681)	(5,805)	(118,428)	(138,006)	29,622	(14,724)	166,080	37,837
Redemptions (note 3)	(110,151)	(110,643)	(451,499)	(774,295)	(64,811)	(134,881)	(156,609)	(195,631)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,071)	(1,211)	(2,495)	(2,447)	-	-	-	-
Contingent deferred sales charges (note 2)	(11)	(111)	(676)	(121)	(9)	(77)	(89)	(491)
Adjustments to maintain reserves	(31)	(11)	(7)	42	(41)	(29)	(43)	(22)

Net equity transactions	(151,945)	(117,781)	(393,264)	(713,248)	(12,837)	(125,055)	29,224	(138,731)

Net change in contract owners’ equity	(223,262)	(261,938)	(613,181)	(437,780)	(50,003)	(57,858)	54,198	78,924
Contract owners’ equity beginning of period	1,049,640	1,311,578	4,434,449	4,872,229	1,084,690	1,142,548	943,469	864,545

Contract owners’ equity end of period	$826,378	1,049,640	3,821,268	4,434,449	1,034,687	1,084,690	997,667	943,469

CHANGES IN UNITS:
Beginning units	41,215	45,279	183,117	213,654	78,722	87,928	66,038	76,528
Units purchased	-	-	8,004	11,169	7,109	2,026	20,698	11,114
Units redeemed	(5,460)	(4,064)	(24,300)	(41,706)	(8,360)	(11,232)	(17,354)	(21,604)

Ending units	35,755	41,215	166,821	183,117	77,471	78,722	69,382	66,038

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ASCGI		JBS		JF		JOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,276)	(4,930)	842	6,224	5,939	9,129	1,786	(1,251)
Realized gain (loss) on investments	44,923	76,695	20,732	64,417	308,907	265,899	(1,868)	(24,002)
Change in unrealized gain (loss) on investments	(123,599)	(102,532)	(85,602)	(38,131)	(487,183)	(582,473)	(7,396)	3,526
Reinvested capital gains	54,522	59,861	52,520	47,876	334,979	731,900	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,430)	29,094	(11,508)	80,386	162,642	424,455	(7,478)	(21,727)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,162	1,566	6,749	9,034	61,961	100,645	1,876	2,802
Transfers between funds	393,452	11,452	76,593	81,302	49,550	(11,886)	(26,214)	(9,168)
Redemptions (note 3)	(114,352)	(175,160)	(78,830)	(263,799)	(475,101)	(454,353)	(11,699)	(40,421)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,283)	(4,464)	-	-
Contingent deferred sales charges (note 2)	(223)	(1,342)	(144)	(18)	(197)	(851)	(133)	(11)
Adjustments to maintain reserves	(21)	(45)	(9)	(22)	(10)	(32)	-	(26)

Net equity transactions	283,018	(163,529)	4,359	(173,503)	(368,080)	(370,941)	(36,170)	(46,824)

Net change in contract owners’ equity	251,588	(134,435)	(7,149)	(93,117)	(205,438)	53,514	(43,648)	(68,551)
Contract owners’ equity beginning of period	365,490	499,925	1,208,627	1,301,744	4,062,395	4,008,881	116,990	185,541

Contract owners’ equity end of period	$617,078	365,490	1,201,478	1,208,627	3,856,957	4,062,395	73,342	116,990

CHANGES IN UNITS:
Beginning units	19,342	28,006	70,464	81,019	167,322	182,285	11,462	15,425
Units purchased	22,409	2,567	5,949	8,188	15,063	5,208	189	561
Units redeemed	(8,264)	(11,231)	(5,711)	(18,743)	(30,088)	(20,171)	(3,693)	(4,524)

Ending units	33,487	19,342	70,702	70,464	152,297	167,322	7,958	11,462

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JTF		JWF		JWS		LSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(130,371)	12,312	(12,410)	(8,166)	(1,995)	(1,589)	(42,386)	(38,272)
Realized gain (loss) on investments	561,587	807,183	124,094	100,654	10,850	20,359	3,909	218,957
Change in unrealized gain (loss) on investments	(1,416,104)	(1,884,065)	(170,227)	23,221	(21,973)	(2,589)	(326,191)	(614,707)
Reinvested capital gains	1,523,437	2,230,578	-	-	-	-	220,275	701,866

Net increase (decrease) in contract owners’ equity resulting from operations	538,549	1,166,008	(58,543)	115,709	(13,118)	16,181	(144,393)	267,844

Equity transactions:
Purchase payments received from contract owners (note 3)	257,260	462,991	-	8	2,031	2,155	362,909	244,639
Transfers between funds	(265,465)	(270,496)	(16,891)	(15,140)	45,055	15,422	177,047	43,838
Redemptions (note 3)	(2,006,637)	(1,502,595)	(201,261)	(218,236)	(17,517)	(31,281)	(322,359)	(180,184)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14,207)	(15,257)	(2,710)	(3,107)	-	-	(2,670)	(2,480)
Contingent deferred sales charges (note 2)	(1,047)	(493)	-	-	(46)	(9)	(139)	(50)
Adjustments to maintain reserves	(26)	(34)	(31)	(4)	(15)	10	(29)	6

Net equity transactions	(2,030,122)	(1,325,884)	(220,893)	(236,479)	29,508	(13,703)	214,759	105,769

Net change in contract owners’ equity	(1,491,573)	(159,876)	(279,436)	(120,770)	16,390	2,478	70,366	373,613
Contract owners’ equity beginning of period	16,372,264	16,532,140	1,993,197	2,113,967	279,454	276,976	3,149,797	2,776,184

Contract owners’ equity end of period	$14,880,691	16,372,264	1,713,761	1,993,197	295,844	279,454	3,220,163	3,149,797

CHANGES IN UNITS:
Beginning units	353,227	379,233	97,348	108,848	15,065	15,783	93,866	90,667
Units purchased	5,325	13,319	-	1	2,485	1,598	21,632	20,776
Units redeemed	(46,374)	(39,325)	(10,185)	(11,501)	(956)	(2,316)	(15,821)	(17,577)

Ending units	312,178	353,227	87,163	97,348	16,594	15,065	99,677	93,866

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSI		NBF		NBIXA		NFA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$31,458	38,267	16,001	29,003	1,808	2,778	(3,184)	(3,738)
Realized gain (loss) on investments	(4,487)	56,698	12,968	14,213	(318)	(1,207)	54,067	38,614
Change in unrealized gain (loss) on investments	(67,647)	(65,671)	(44,309)	(19,578)	(8,484)	9,089	(81,249)	81,595
Reinvested capital gains	-	-	-	14,468	2,015	3,943	25,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,676)	29,294	(15,340)	38,106	(4,979)	14,603	(5,319)	116,471

Equity transactions:
Purchase payments received from contract owners (note 3)	64,092	55,227	61,737	59,253	12,737	20,549	-	(88)
Transfers between funds	8,073	198,979	14,131	25,498	(8,413)	3,117	(14,999)	(11,995)
Redemptions (note 3)	(144,135)	(492,251)	(100,460)	(129,374)	(7,126)	(45,444)	(126,157)	(100,154)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(764)	(872)	(1,215)	(1,373)	-	-	(510)	(529)
Contingent deferred sales charges (note 2)	(21)	(55)	-	-	-	-	(270)	(20)
Adjustments to maintain reserves	(2)	(25)	34	(40)	6	(1)	(33)	(42)

Net equity transactions	(72,757)	(238,997)	(25,773)	(46,036)	(2,796)	(21,779)	(141,969)	(112,828)

Net change in contract owners’ equity	(113,433)	(209,703)	(41,113)	(7,930)	(7,775)	(7,176)	(147,288)	3,643
Contract owners’ equity beginning of period	1,258,816	1,468,519	1,296,391	1,304,321	361,672	368,848	1,173,418	1,169,775

Contract owners’ equity end of period	$1,145,383	1,258,816	1,255,278	1,296,391	353,897	361,672	1,026,130	1,173,418

CHANGES IN UNITS:
Beginning units	67,591	80,144	21,922	22,788	22,202	23,523	77,761	85,685
Units purchased	5,405	14,707	1,639	1,533	909	1,519	-	-
Units redeemed	(9,368)	(27,260)	(1,968)	(2,399)	(1,038)	(2,840)	(9,397)	(7,924)

Ending units	63,628	67,591	21,593	21,922	22,073	22,202	68,364	77,761

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NF		NGBF		NGF		NIIXA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,210)	(2,858)	8,432	6,806	(2,933)	(2,977)	45	69
Realized gain (loss) on investments	197,093	158,107	(20,135)	(26,718)	20,289	24,346	11	37
Change in unrealized gain (loss) on investments	(263,282)	130,787	(19,948)	85,792	(18,159)	(40,592)	(164)	(367)
Reinvested capital gains	66,965	-	953	-	14,151	63,954	31	12

Net increase (decrease) in contract owners’ equity resulting from operations	(1,434)	286,036	(30,698)	65,880	13,348	44,731	(77)	(249)

Equity transactions:
Purchase payments received from contract owners (note 3)	118,963	111,151	128,681	107,469	-	8	-	-
Transfers between funds	(43,601)	201,251	6,761	24,544	-	-	-	-
Redemptions (note 3)	(360,876)	(302,800)	(297,874)	(336,842)	(38,226)	(39,978)	-	(708)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,877)	(3,155)	(1,815)	(1,920)	(556)	(610)	-	-
Contingent deferred sales charges (note 2)	(1,833)	(21)	(48)	(89)	-	-	-	-
Adjustments to maintain reserves	85	3	(45)	12	(21)	(9)	(4)	(12)

Net equity transactions	(290,139)	6,429	(164,340)	(206,826)	(38,803)	(40,589)	(4)	(720)

Net change in contract owners’ equity	(291,573)	292,465	(195,038)	(140,946)	(25,455)	4,142	(81)	(969)
Contract owners’ equity beginning of period	2,992,253	2,699,788	2,319,621	2,460,567	353,718	349,576	3,533	4,502

Contract owners’ equity end of period	$2,700,680	2,992,253	2,124,583	2,319,621	328,263	353,718	3,452	3,533

CHANGES IN UNITS:
Beginning units	35,669	32,016	119,423	130,723	5,794	6,320	284	335
Units purchased	1,841	7,400	14,219	23,838	-	-	-	-
Units redeemed	(6,944)	(3,747)	(22,425)	(35,138)	(357)	(526)	-	(51)

Ending units	30,566	35,669	111,217	119,423	5,437	5,794	284	284

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDAS		IDCS		IDMS		IDMAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,164	5,369	2,047	3,537	5,268	19,233	4,985	16,863
Realized gain (loss) on investments	91,114	114,295	5,320	5,059	11,017	5,592	240,513	61,285
Change in unrealized gain (loss) on investments	(219,549)	(137,666)	(23,465)	5,187	(398,974)	(62,487)	(548,243)	(105,611)
Reinvested capital gains	76,513	60,900	7,910	4,883	269,953	150,053	193,744	136,250

Net increase (decrease) in contract owners’ equity resulting from operations	(49,758)	42,898	(8,188)	18,666	(112,736)	112,391	(109,001)	108,787

Equity transactions:
Purchase payments received from contract owners (note 3)	62,253	76,417	15,317	23,277	185,466	214,528	151,573	180,348
Transfers between funds	26,559	(28,423)	11,512	(14,866)	(103,520)	3,683	(295,917)	(179,344)
Redemptions (note 3)	(158,382)	(183,554)	(154,697)	(91,957)	(361,794)	(482,434)	(310,232)	(496,251)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(446)	(162)	(4)	-	(1,881)	(1,666)	(898)	(3,844)
Adjustments to maintain reserves	(17)	(38)	(37)	-	37	(78)	(32)	(35)

Net equity transactions	(70,033)	(135,760)	(127,909)	(83,546)	(281,692)	(265,967)	(455,506)	(499,126)

Net change in contract owners’ equity	(119,791)	(92,862)	(136,097)	(64,880)	(394,428)	(153,576)	(564,507)	(390,339)
Contract owners’ equity beginning of period	1,369,144	1,462,006	750,420	815,300	4,148,832	4,302,408	3,563,846	3,954,185

Contract owners’ equity end of period	$1,249,353	1,369,144	614,323	750,420	3,754,404	4,148,832	2,999,339	3,563,846

CHANGES IN UNITS:
Beginning units	88,686	97,693	52,690	58,486	270,666	287,846	226,683	258,330
Units purchased	7,129	8,003	2,918	4,990	12,310	15,779	10,204	14,072
Units redeemed	(11,652)	(17,010)	(11,899)	(10,786)	(30,795)	(32,959)	(38,870)	(45,719)

Ending units	84,163	88,686	43,709	52,690	252,181	270,666	198,017	226,683

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDMCS		NMCIXA		MMF		MMFR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,521	4,782	(3,246)	(4,157)	(85,263)	(97,135)	(36,150)	(40,868)
Realized gain (loss) on investments	20,925	35,525	41,560	123,908	-	-	-	-
Change in unrealized gain (loss) on investments	(74,875)	(35,448)	(164,941)	(105,985)	-	-	-	-
Reinvested capital gains	32,250	22,717	94,401	58,709	151	-	82	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,179)	27,576	(32,226)	72,475	(85,112)	(97,135)	(36,068)	(40,868)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,165	53,660	31,672	26,968	506,831	739,983	141,853	104,986
Transfers between funds	16,854	5,787	(15,522)	(71,771)	21,893	689,462	45,881	422,062
Redemptions (note 3)	(92,473)	(123,997)	(63,875)	(151,660)	(1,879,883)	(2,044,094)	(393,222)	(943,690)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6,455)	(7,275)	-	-
Contingent deferred sales charges (note 2)	(8)	(647)	(6)	(83)	(34)	(832)	(335)	(420)
Adjustments to maintain reserves	(24)	(26)	(8)	11	9	(23)	(65)	(38)

Net equity transactions	(34,486)	(65,223)	(47,739)	(196,535)	(1,357,639)	(622,779)	(205,888)	(417,100)

Net change in contract owners’ equity	(53,665)	(37,647)	(79,965)	(124,060)	(1,442,751)	(719,914)	(241,956)	(457,968)
Contract owners’ equity beginning of period	1,057,612	1,095,259	907,289	1,031,349	7,097,673	7,817,587	3,260,465	3,718,433

Contract owners’ equity end of period	$1,003,947	1,057,612	827,324	907,289	5,654,922	7,097,673	3,018,509	3,260,465

CHANGES IN UNITS:
Beginning units	70,183	74,480	36,141	44,149	306,037	332,842	308,529	347,174
Units purchased	4,141	6,561	2,846	2,023	59,669	146,859	77,536	81,277
Units redeemed	(6,361)	(10,858)	(4,601)	(10,031)	(118,838)	(173,664)	(96,739)	(119,922)

Ending units	67,963	70,183	34,386	36,141	246,868	306,037	289,326	308,529

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NGFA		GVIDA		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,918)	(6,467)	759	6,352	3,958	4,896	6,348	13,188
Realized gain (loss) on investments	39,159	35,271	168,548	44,364	(251)	1,459	123,721	88,957
Change in unrealized gain (loss) on investments	(42,528)	(86,144)	(193,511)	9,186	(34,181)	(6,422)	(310,658)	11,682
Reinvested capital gains	33,864	127,287	-	-	23,124	11,405	132,768	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,577	69,947	(24,204)	59,902	(7,350)	11,338	(47,821)	113,827

Equity transactions:
Purchase payments received from contract owners (note 3)	114,173	54,084	160,542	185,400	104,347	48,625	400,125	408,440
Transfers between funds	(8,534)	60,992	(61,844)	(13,280)	42,410	223,350	(44,314)	(15,050)
Redemptions (note 3)	(62,470)	(40,561)	(343,096)	(113,425)	(24,702)	(51,106)	(590,720)	(226,078)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(800)	(588)	(3,200)	(3,052)	(800)	(924)	(5,103)	(4,731)
Contingent deferred sales charges (note 2)	(59)	(41)	(6)	(392)	(56)	-	(2,394)	(174)
Adjustments to maintain reserves	(33)	(11)	(10)	(10)	(1)	(12)	(36)	(18)

Net equity transactions	42,277	73,875	(247,614)	55,241	121,198	219,933	(242,442)	162,389

Net change in contract owners’ equity	64,854	143,822	(271,818)	115,143	113,848	231,271	(290,263)	276,216
Contract owners’ equity beginning of period	683,482	539,660	1,759,882	1,644,739	605,703	374,432	3,132,038	2,855,822

Contract owners’ equity end of period	$748,336	683,482	1,488,064	1,759,882	719,551	605,703	2,841,775	3,132,038

CHANGES IN UNITS:
Beginning units	32,918	29,293	98,227	95,124	45,138	28,612	193,361	183,038
Units purchased	10,196	8,090	11,043	12,116	11,093	26,149	25,535	33,330
Units redeemed	(8,220)	(4,465)	(24,272)	(9,013)	(2,046)	(9,623)	(40,593)	(23,007)

Ending units	34,894	32,918	84,998	98,227	54,185	45,138	178,303	193,361

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		NVMIG6		NIXR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,850	14,563	2,912	4,710	(3,095)	1,542	18,442	4,896
Realized gain (loss) on investments	169,904	111,564	28,637	31,431	6,668	7,557	153,295	335,771
Change in unrealized gain (loss) on investments	(317,615)	(10,281)	(90,280)	(23,313)	(27,013)	(25,601)	(493,743)	(100,140)
Reinvested capital gains	69,169	-	46,705	17,696	16,545	10,463	306,683	121,136

Net increase (decrease) in contract owners’ equity resulting from operations	(73,692)	115,846	(12,026)	30,524	(6,895)	(6,039)	(15,323)	361,663

Equity transactions:
Purchase payments received from contract owners (note 3)	478,413	496,415	93,933	113,011	43,265	47,805	187,566	169,865
Transfers between funds	14,292	(31,347)	(48,497)	12,717	57,653	6,148	258,723	(264,020)
Redemptions (note 3)	(507,543)	(262,791)	(143,619)	(163,863)	(32,474)	(18,046)	(417,674)	(285,539)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,435)	(5,536)	(1,850)	(1,907)	(270)	(209)	(1,693)	(1,438)
Contingent deferred sales charges (note 2)	(4,593)	(70)	(1,432)	(51)	-	-	(144)	(414)
Adjustments to maintain reserves	(5)	4	(7)	-	(17)	(7)	(17)	(69)

Net equity transactions	(24,871)	196,675	(101,472)	(40,093)	68,157	35,691	26,761	(381,615)

Net change in contract owners’ equity	(98,563)	312,521	(113,498)	(9,569)	61,262	29,652	11,438	(19,952)
Contract owners’ equity beginning of period	3,456,443	3,143,922	959,325	968,894	214,687	185,035	3,296,759	3,316,711

Contract owners’ equity end of period	$3,357,880	3,456,443	845,827	959,325	275,949	214,687	3,308,197	3,296,759

CHANGES IN UNITS:
Beginning units	199,795	188,259	64,027	66,850	19,793	16,610	216,291	241,912
Units purchased	29,063	29,596	6,255	9,442	9,229	7,176	32,520	22,533
Units redeemed	(30,758)	(18,060)	(13,069)	(12,265)	(3,072)	(3,993)	(29,965)	(48,154)

Ending units	198,100	199,795	57,213	64,027	25,950	19,793	218,846	216,291

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NSCIXA		NVTIV3		NBGST		NBGF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,677)	(2,829)	2,131	6,879	(94,393)	(107,522)	(10,555)	(9,770)
Realized gain (loss) on investments	36,428	53,361	(279)	14,906	323,554	412,592	(4,224)	3,266
Change in unrealized gain (loss) on investments	(111,520)	(68,958)	(33,651)	(63,652)	(956,187)	(1,122,240)	(228,805)	(74,781)
Reinvested capital gains	47,491	33,909	13,818	11,550	657,759	640,712	149,613	206,941

Net increase (decrease) in contract owners’ equity resulting from operations	(29,278)	15,483	(17,981)	(30,317)	(69,267)	(176,458)	(93,971)	125,656

Equity transactions:
Purchase payments received from contract owners (note 3)	17,969	19,364	47,514	56,776	142,018	211,610	27,934	34,391
Transfers between funds	6,450	(2,824)	24,068	267	(125,939)	(436,124)	(50,037)	26,919
Redemptions (note 3)	(47,861)	(82,408)	(11,580)	(8,828)	(1,221,259)	(1,027,379)	(175,230)	(187,281)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(449)	(372)	(3,220)	(3,645)	(1,301)	(1,435)
Contingent deferred sales charges (note 2)	(101)	(265)	(46)	(34)	(1,215)	(2,366)	-	-
Adjustments to maintain reserves	(9)	(41)	-	1	(102)	(89)	-	(13)

Net equity transactions	(23,552)	(66,174)	59,507	47,810	(1,209,717)	(1,257,993)	(198,634)	(127,419)

Net change in contract owners’ equity	(52,830)	(50,691)	41,526	17,493	(1,278,984)	(1,434,451)	(292,605)	(1,763)
Contract owners’ equity beginning of period	514,247	564,938	266,149	248,656	8,399,981	9,834,432	1,670,910	1,672,673

Contract owners’ equity end of period	$461,417	514,247	307,675	266,149	7,120,997	8,399,981	1,378,305	1,670,910

CHANGES IN UNITS:
Beginning units	23,429	26,501	17,903	15,167	197,254	227,244	46,519	50,223
Units purchased	2,339	1,631	5,424	9,220	13,096	14,473	919	2,915
Units redeemed	(3,419)	(4,703)	(1,521)	(6,484)	(41,072)	(44,463)	(6,617)	(6,619)

Ending units	22,349	23,429	21,806	17,903	169,278	197,254	40,821	46,519

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NBGT		PF		NBPT		NLMB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(913)	(637)	(7,950)	(16,729)	139	(852)	(1,514)	(577)
Realized gain (loss) on investments	(7,501)	(1,081)	(44,476)	39,035	(1,330)	888	424	9,787
Change in unrealized gain (loss) on investments	(24,546)	(16,274)	(499,546)	(91,670)	(25,181)	(8,650)	(4,441)	(14,156)
Reinvested capital gains	23,146	32,175	179,317	349,753	10,919	25,909	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,814)	14,183	(372,655)	280,389	(15,453)	17,295	(5,531)	(4,946)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	783	85,714	121,014	496	1,550	24,341	28,072
Transfers between funds	244	(3,756)	(74,818)	(322,035)	(16,026)	(25,651)	80,974	(75,867)
Redemptions (note 3)	(30,421)	(6,801)	(368,374)	(397,047)	(35,505)	(58,089)	(139,894)	(67,701)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,621)	(2,854)	-	-	(553)	(519)
Contingent deferred sales charges (note 2)	(286)	-	(182)	(302)	(449)	-	(192)	-
Adjustments to maintain reserves	(10)	(17)	(3)	(23)	(1)	(8)	(15)	-

Net equity transactions	(30,473)	(9,791)	(360,284)	(601,247)	(51,485)	(82,198)	(35,339)	(116,015)

Net change in contract owners’ equity	(40,287)	4,392	(732,939)	(320,858)	(66,938)	(64,903)	(40,870)	(120,961)
Contract owners’ equity beginning of period	192,786	188,394	3,049,634	3,370,492	163,108	228,011	528,346	649,307

Contract owners’ equity end of period	$152,499	192,786	2,316,695	3,049,634	96,170	163,108	487,476	528,346

CHANGES IN UNITS:
Beginning units	10,285	10,825	61,190	74,102	8,599	13,059	35,390	43,120
Units purchased	20	60	1,981	3,377	29	87	7,272	2,145
Units redeemed	(1,637)	(600)	(9,468)	(16,289)	(2,757)	(4,547)	(9,667)	(9,875)

Ending units	8,668	10,285	53,703	61,190	5,871	8,599	32,995	35,390

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NBSRT		OCAF		OGF		OSI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,759)	(3,868)	(13,669)	(13,123)	(27,887)	(21,802)	16,422	25,241
Realized gain (loss) on investments	84,803	118,561	73,506	35,279	143,776	164,474	(7,724)	(23,072)
Change in unrealized gain (loss) on investments	(227,054)	(202,426)	(169,363)	(40,966)	(152,615)	(305,415)	(27,828)	17,709
Reinvested capital gains	124,071	220,095	131,078	159,352	162,136	200,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,939)	132,362	21,552	140,542	125,410	38,173	(19,130)	19,878

Equity transactions:
Purchase payments received from contract owners (note 3)	88,654	112,904	26,485	28,171	-	-	20,144	21,688
Transfers between funds	(152,054)	(53,274)	(34,293)	24,028	(87,634)	(20,721)	15,310	(540,749)
Redemptions (note 3)	(129,127)	(160,431)	(117,503)	(134,504)	(455,525)	(402,413)	(67,282)	(68,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	(696)	-	-	(3,476)	(3,763)	-	-
Contingent deferred sales charges (note 2)	(65)	(16)	(1,856)	(77)	(53)	(1)	(116)	(27)
Adjustments to maintain reserves	(32)	(17)	(22)	(31)	(44)	18	(35)	(4)

Net equity transactions	(193,285)	(101,530)	(127,189)	(82,413)	(546,732)	(426,880)	(31,979)	(588,037)

Net change in contract owners’ equity	(215,224)	30,832	(105,637)	58,129	(421,322)	(388,707)	(51,109)	(568,159)
Contract owners’ equity beginning of period	1,525,962	1,495,130	1,177,144	1,119,015	4,215,926	4,604,633	553,714	1,121,873

Contract owners’ equity end of period	$1,310,738	1,525,962	1,071,507	1,177,144	3,794,604	4,215,926	502,605	553,714

CHANGES IN UNITS:
Beginning units	72,694	77,578	95,301	103,151	90,170	97,610	27,143	54,716
Units purchased	4,579	7,899	2,738	5,367	-	-	2,331	2,323
Units redeemed	(13,663)	(12,783)	(12,900)	(13,217)	(9,263)	(7,440)	(3,967)	(29,896)

Ending units	63,610	72,694	85,139	95,301	80,907	90,170	25,507	27,143

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMTRA		ACVI2		FCI		FEI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,581	59,354	(5,938)	-	9,069	10,334	130,037	79,100
Realized gain (loss) on investments	(24,163)	(34,312)	(3,040)	-	9,060	11,558	(11,468)	63,391
Change in unrealized gain (loss) on investments	(85,992)	31,092	(76,885)	-	(25,369)	(17,886)	(837,335)	19,949
Reinvested capital gains	67,232	18,753	-	-	1,996	12,667	434,298	263,070

Net increase (decrease) in contract owners’ equity resulting from operations	(16,342)	74,887	(85,863)	-	(5,244)	16,673	(284,468)	425,510

Equity transactions:
Purchase payments received from contract owners (note 3)	49,996	70,968	44,196	-	-	-	180,350	179,703
Transfers between funds	(61,829)	27,823	1,187,882	-	-	-	1,005	(31,743)
Redemptions (note 3)	(427,238)	(372,068)	(46,582)	-	(55,590)	(53,548)	(412,654)	(664,465)
Annuity benefits	-	-	-	-	-	-	(363)	(362)
Contract maintenance charges (note 2)	-	-	(197)	-	(395)	(430)	(5,099)	(5,362)
Contingent deferred sales charges (note 2)	(1,122)	(240)	(7)	-	-	-	(182)	(1,363)
Adjustments to maintain reserves	(296)	(89)	(10)	-	34	8	86	332

Net equity transactions	(440,489)	(273,606)	1,185,282	-	(55,951)	(53,970)	(236,857)	(523,260)

Net change in contract owners’ equity	(456,831)	(198,719)	1,099,419	-	(61,195)	(37,297)	(521,325)	(97,750)
Contract owners’ equity beginning of period	2,404,699	2,603,418	-	-	340,824	378,121	6,115,700	6,213,450

Contract owners’ equity end of period	$1,947,868	2,404,699	1,099,419	-	279,629	340,824	5,594,375	6,115,700

CHANGES IN UNITS:
Beginning units	122,077	135,767	-	-	2,534	2,945	41,708	45,454
Units purchased	5,234	11,198	125,370	-	-	-	1,606	1,542
Units redeemed	(27,370)	(24,888)	(6,375)	-	(408)	(411)	(3,246)	(5,288)

Ending units	99,941	122,077	118,995	-	2,126	2,534	40,068	41,708

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIP		FMG		FPR		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$143	122	(59,071)	(43,818)	48,100	17,597	6,490	-
Realized gain (loss) on investments	1	3	(11,009)	(17,126)	50,772	108,349	(5,401)	-
Change in unrealized gain (loss) on investments	(270)	(128)	(241,460)	53,592	(375,140)	(21,251)	(125,296)	-
Reinvested capital gains	-	-	530,454	927,142	302,675	411,672	2,082	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126)	(3)	218,914	919,790	26,407	516,367	(122,125)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	264,415	264,840	258,301	205,205	85,388	-
Transfers between funds	-	-	(63,082)	(25,457)	435,479	143,015	2,283,833	-
Redemptions (note 3)	-	-	(872,816)	(775,000)	(785,914)	(756,470)	(163,211)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,580)	(8,886)	(5,405)	(5,392)	(555)	-
Contingent deferred sales charges (note 2)	-	-	(168)	(118)	(928)	(934)	(180)	-
Adjustments to maintain reserves	(2)	(2)	(24)	(10)	13	(43)	(27)	-

Net equity transactions	(2)	(2)	(680,255)	(544,631)	(98,454)	(414,619)	2,205,248	-

Net change in contract owners’ equity	(128)	(5)	(461,341)	375,159	(72,047)	101,748	2,083,123	-
Contract owners’ equity beginning of period	2,625	2,630	8,010,407	7,635,248	5,969,069	5,867,321	-	-

Contract owners’ equity end of period	$2,497	2,625	7,549,066	8,010,407	5,897,022	5,969,069	2,083,123	-

CHANGES IN UNITS:
Beginning units	69	69	188,529	202,330	120,282	129,234	-	-
Units purchased	-	-	7,120	8,621	14,962	10,717	241,109	-
Units redeemed	-	-	(22,653)	(22,422)	(16,945)	(19,669)	(18,643)	-

Ending units	69	69	172,996	188,529	118,299	120,282	222,466	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		OVGSS		PVF		PUIGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$45,076	26,493	(11,702)	701	(945)	(1,664)	54	(27)
Realized gain (loss) on investments	(87,009)	(10,895)	(14,073)	(23,744)	27,165	29,318	8	10
Change in unrealized gain (loss) on investments	(206,186)	(379,714)	(184,871)	(166,737)	(41,166)	(34,249)	(123)	(409)
Reinvested capital gains	76,479	-	331,412	244,500	3,408	21,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,640)	(364,116)	120,766	54,720	(11,538)	15,350	(61)	(426)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,487	102,393	335,198	186,626	5,475	5,613	-	-
Transfers between funds	4,327	2,721,039	65,817	5,269,066	(10,388)	31	-	-
Redemptions (note 3)	(265,431)	(127,333)	(732,228)	(571,331)	(95,116)	(87,958)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(951)	(580)	(2,754)	(1,481)	-	-	-	-
Contingent deferred sales charges (note 2)	(440)	(120)	(1,425)	(315)	(2,150)	(560)	-	-
Adjustments to maintain reserves	(31)	(23)	(27)	(18)	(20)	11	(3)	(5)

Net equity transactions	(124,039)	2,695,376	(335,419)	4,882,547	(102,199)	(82,863)	(3)	(5)

Net change in contract owners’ equity	(295,679)	2,331,260	(214,653)	4,937,267	(113,737)	(67,513)	(64)	(431)
Contract owners’ equity beginning of period	2,331,260	-	4,937,267	-	186,858	254,371	4,838	5,269

Contract owners’ equity end of period	$2,035,581	2,331,260	4,722,614	4,937,267	73,121	186,858	4,774	4,838

CHANGES IN UNITS:
Beginning units	269,216	-	488,575	-	8,009	11,766	265	265
Units purchased	35,794	297,085	49,175	589,780	1,595	547	-	-
Units redeemed	(50,336)	(27,869)	(81,089)	(101,205)	(6,210)	(4,304)	-	-

Ending units	254,674	269,216	456,661	488,575	3,394	8,009	265	265

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PBF		WRASCA		SACSA		WFENAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,263	7,664	(5,162)	(8,304)	(5,230)	-	(303)	-
Realized gain (loss) on investments	20,359	9,052	48,279	34,243	(2,771)	-	(482)	-
Change in unrealized gain (loss) on investments	(112,414)	(33,503)	(88,273)	(73,073)	(297,389)	-	(10,003)	-
Reinvested capital gains	32,838	44,623	44,631	43,185	240,774	-	9,703	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54,954)	27,836	(525)	(3,949)	(64,616)	-	(1,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	57,636	60,655	5,743	7,031	8,101	-	496	-
Transfers between funds	(35,743)	163,196	(136,266)	(93,864)	2,153,586	-	126,820	-
Redemptions (note 3)	(63,341)	(11,069)	(60,768)	(242,927)	(12,027)	-	(4,724)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(732)	(716)	-	-	(171)	-	-	-
Contingent deferred sales charges (note 2)	-	(23)	(11)	-	-	-	-	-
Adjustments to maintain reserves	3	(11)	(12)	(42)	(4)	-	(4)	-

Net equity transactions	(42,177)	212,032	(191,314)	(329,802)	2,149,485	-	122,588	-

Net change in contract owners’ equity	(97,131)	239,868	(191,839)	(333,751)	2,084,869	-	121,503	-
Contract owners’ equity beginning of period	1,119,436	879,568	525,726	859,477	-	-	-	-

Contract owners’ equity end of period	$1,022,305	1,119,436	333,887	525,726	2,084,869	-	121,503	-

CHANGES IN UNITS:
Beginning units	38,495	31,246	17,485	28,978	-	-	-	-
Units purchased	2,009	8,097	1,583	1,093	217,315	-	12,731	-
Units redeemed	(3,407)	(848)	(7,531)	(12,586)	(2,415)	-	(484)	-

Ending units	37,097	38,495	11,537	17,485	214,900	-	12,247	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SGRA		WFLCCA		WFLGA		WFAIVD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,215)	-	95	-	(5,619)	-	(1,875)	(4,364)
Realized gain (loss) on investments	276	-	10	-	35	-	13,113	17,983
Change in unrealized gain (loss) on investments	(120,365)	-	(3,708)	-	(146,992)	-	(103,342)	431
Reinvested capital gains	129,621	-	1,044	-	118,815	-	75,263	54,659

Net increase (decrease) in contract owners’ equity resulting from operations	7,317	-	(2,559)	-	(33,761)	-	(16,841)	68,709

Equity transactions:
Purchase payments received from contract owners (note 3)	472	-	434	-	9,649	-	55,131	37,930
Transfers between funds	1,018,032	-	125,297	-	2,281,692	-	(26,599)	(43,704)
Redemptions (note 3)	(19,450)	-	(529)	-	(6,825)	-	(64,259)	(62,473)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(243)	-	(742)	(790)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	-	(7)	-	(1)	-	(11)	(10)

Net equity transactions	999,065	-	125,195	-	2,284,272	-	(36,480)	(69,047)

Net change in contract owners’ equity	1,006,382	-	122,636	-	2,250,511	-	(53,321)	(338)
Contract owners’ equity beginning of period	-	-	-	-	-	-	815,959	816,297

Contract owners’ equity end of period	$1,006,382	-	122,636	-	2,250,511	-	762,638	815,959

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	62,337	68,031
Units purchased	102,042	-	12,590	-	229,147	-	4,490	3,258
Units redeemed	(2,099)	-	(65)	-	(712)	-	(7,428)	(8,952)

Ending units	99,943	-	12,525	-	228,435	-	59,399	62,337

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGS4		TIF3		SCS		SE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(23,114)	-	(11,761)	(24,879)	(33,379)	(1,524)	(2,672)
Realized gain (loss) on investments	-	1,942,752	-	639,829	374,786	158,451	16,095	31,051
Change in unrealized gain (loss) on investments	-	(1,936,974)	-	(594,160)	(356,934)	(269,921)	(19,034)	(50,535)
Reinvested capital gains	-	-	-	-	-	263,572	-	20,133

Net increase (decrease) in contract owners’ equity resulting from operations	-	(17,336)	-	33,908	(7,027)	118,723	(4,463)	(2,023)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	119,810	-	51,729	44,904	65,746	4,436	3,911
Transfers between funds	-	(5,476,015)	-	(2,801,810)	(2,223,099)	(90,576)	(105,214)	(4,170)
Redemptions (note 3)	-	(269,227)	-	(158,186)	(289,198)	(357,519)	(60,559)	(79,402)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,399)	-	(514)	(985)	(1,244)	-	-
Contingent deferred sales charges (note 2)	-	(555)	-	(614)	(74)	(126)	(168)	(12)
Adjustments to maintain reserves	-	(27)	-	1	(51)	(5)	(11)	(21)

Net equity transactions	-	(5,627,413)	-	(2,909,394)	(2,468,503)	(383,724)	(161,516)	(79,694)

Net change in contract owners’ equity	-	(5,644,749)	-	(2,875,486)	(2,475,530)	(265,001)	(165,979)	(81,717)
Contract owners’ equity beginning of period	-	5,644,749	-	2,875,486	2,475,530	2,740,531	165,979	247,696

Contract owners’ equity end of period	$-	-	-	-	-	2,475,530	-	165,979

CHANGES IN UNITS:
Beginning units	-	285,500	-	157,373	75,814	88,780	9,605	14,415
Units purchased	-	7,656	-	4,092	1,374	4,139	1,439	272
Units redeemed	-	(293,156)	-	(161,465)	(77,188)	(17,105)	(11,044)	(5,082)

Ending units	-	-	-	-	-	75,814	-	9,605

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SGR		WFLCCI		STR		FO2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,149)	(13,550)	(1,543)	(1,657)	(24,937)	(29,306)	(7,767)	(3,310)
Realized gain (loss) on investments	127,561	86,879	28,608	16,773	914,855	93,689	368,125	91,987
Change in unrealized gain (loss) on investments	(110,290)	(215,894)	(22,143)	5,992	(786,395)	11,405	(202,144)	(284,870)
Reinvested capital gains	-	154,240	-	-	-	99,953	-	503

Net increase (decrease) in contract owners’ equity resulting from operations	7,122	11,675	4,922	21,108	103,523	175,741	158,214	(195,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,204	19,063	1,785	638	50,895	79,532	43,962	137,305
Transfers between funds	(1,027,080)	33,096	(160,818)	109,351	(2,323,527)	(58,829)	(1,906,258)	(164,500)
Redemptions (note 3)	(93,358)	(265,710)	(33,325)	(46,683)	(172,585)	(105,375)	(84,713)	(122,942)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,137)	(1,438)	(392)	(1,033)
Contingent deferred sales charges (note 2)	(772)	(741)	-	-	(198)	-	-	(111)
Adjustments to maintain reserves	(23)	30	(24)	14	(19)	16	2	(9)

Net equity transactions	(1,116,029)	(214,262)	(192,382)	63,320	(2,446,571)	(86,094)	(1,947,399)	(151,290)

Net change in contract owners’ equity	(1,108,907)	(202,587)	(187,460)	84,428	(2,343,048)	89,647	(1,789,185)	(346,980)
Contract owners’ equity beginning of period	1,108,907	1,311,494	187,460	103,032	2,343,048	2,253,401	1,789,185	2,136,165

Contract owners’ equity end of period	$-	1,108,907	-	187,460	-	2,343,048	-	1,789,185

CHANGES IN UNITS:
Beginning units	39,295	47,709	9,060	5,621	54,330	56,407	118,806	128,389
Units purchased	1,052	4,496	3,445	7,202	1,287	3,012	6,129	10,358
Units redeemed	(40,347)	(12,910)	(12,505)	(3,763)	(55,617)	(5,089)	(124,935)	(19,941)

Ending units	-	39,295	-	9,060	-	54,330	-	118,806

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVI4
	2015	2014
Investment activity:
Net investment income (loss)	$(6,793)	3,844
Realized gain (loss) on investments	381,196	9,483
Change in unrealized gain (loss) on investments	(292,499)	(106,790)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,904	(93,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,681	69,978
Transfers between funds	(1,231,987)	(107,509)
Redemptions (note 3)	(96,120)	(196,508)
Annuity benefits	-	-
Contract maintenance charges (note 2)	(375)	(629)
Contingent deferred sales charges (note 2)	(121)	(19)
Adjustments to maintain reserves	(19)	(28)

Net equity transactions	(1,304,941)	(234,715)

Net change in contract owners’ equity	(1,223,037)	(328,178)
Contract owners’ equity beginning of period	1,223,037	1,551,215

Contract owners’ equity end of period	$-	1,223,037

CHANGES IN UNITS:
Beginning units	72,889	86,094
Units purchased	1,593	4,162
Units redeemed	(74,482)	(17,367)

Ending units	-	72,889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class II (ACVI2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam Voyager Fund: Class A (PVF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contigent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring			1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%	1.90%

*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$120,445	$87	$2,588	$5,246	$2,862	$-	$-	$25
1%	406	-	-	-	-	-	-	-
1.05%	3,380	-	-	57	-	-	-	-
1.1%	64,732	57	862	2,461	82	-	-	-
1.15%	31,738	-	688	106	-	-	-	-
1.2%	190,822	343	3,051	3,705	1,760	-	-	525
1.25%	25,860	11	286	623	603	-	-	57
1.3%	1,968,698	-	124	44,586	16,509	5,870	19,705	-
1.35%	44,528	3,498	943	959	18	-	-	-
1.4%	32,779	-	1,380	1,085	158	-	-	53
1.45%	144,803	252	2,586	2,462	620	-	-	159
1.5%	28,472	-	260	407	8	-	-	70
1.6%	736	-	4	14	-	-	-	-
1.65%	9,695	-	220	-	-	-	-	-
1.7%	5,618	-	-	-	-	-	-	-
1.75%	406	-	-	-	-	-	-	-
1.8%	377	-	-	-	-	-	-	-
1.9%	1,030	-	-	-	-	-	-	-
2.05%	26	4	-	-	-	-	-	-

Totals	$2,674,551	$4,252	$12,992	$61,711	$22,620	$5,870	$19,705	$889

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$542	$4,826	$-	$1,886	$3,824	$-	$1,902
1%	-	-	-	-	-	-	-	-
1.05%	-	-	700	-	-	-	-	-
1.1%	-	3,741	1,987	-	106	1,267	-	700
1.15%	-	698	240	-	390	52	-	10
1.2%	-	1,542	4,840	-	735	5,749	-	6,166
1.25%	-	153	761	-	31	217	-	486
1.3%	6,142	62,002	111	43,173	10,586	76,565	11,890	22,020
1.35%	-	148	957	-	30	1,002	-	1,415
1.4%	-	936	1,796	-	80	498	-	56
1.45%	-	2,882	1,909	-	3,189	2,206	-	1,432
1.5%	-	617	488	-	125	563	-	979
1.6%	-	-	-	-	-	14	-	-
1.65%	-	-	1,140	-	85	133	-	186
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	197	-	16	-	-	9
2.05%	-	-	-	-	-	-	-	-

	$6,142	$73,261	$19,952	$43,173	$17,259	$92,090	$11,890	$35,361

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$518	$-	$-	$163	$397	$765	$-	$8,391
1%	-	-	-	-	-	-	-	-
1.05%	122	-	-	-	-	-	-	-
1.1%	-	-	-	-	2	4	-	272
1.15%	15	-	-	34	-	-	-	465
1.2%	590	-	-	259	391	1,548	112	3,571
1.25%	-	-	-	65	259	41	232	283
1.3%	7,082	158,278	19,328	-	7,278	19,726	-	16,865
1.35%	137	-	-	-	-	24	-	245
1.4%	115	-	-	132	-	-	-	323
1.45%	1,417	-	-	61	260	1,421	83	2,627
1.5%	37	-	-	816	-	-	-	574
1.6%	8	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	15	-	96
2.05%	-	-	-	-	-	16	-	-

	$10,041	$158,278	$19,328	$1,530	$8,587	$23,560	$427	$33,712

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$3,404	$209	$-	$1,445	$2,961	$-	$786	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	130	-	-	436	-	-	-
1.1%	50	-	-	985	529	-	173	-
1.15%	88	-	-	180	985	-	250	-
1.2%	1,320	174	-	2,845	5,850	-	4,005	-
1.25%	36	280	-	392	1,494	-	50	-
1.3%	-	-	23,881	48	46	21,880	-	35,799
1.35%	556	253	-	388	1,914	-	315	-
1.4%	246	11	-	329	1,686	-	354	-
1.45%	548	157	-	3,163	7,001	-	879	-
1.5%	435	268	-	435	1,322	-	501	-
1.6%	-	-	-	-	72	-	-	-
1.65%	370	-	-	366	1,023	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	36	-	-	-
1.9%	1	-	-	-	185	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,054	$1,482	$23,881	$10,576	$25,540	$21,880	$7,313	$35,799

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$107	$-	$-	$2,058	$819	$5,146	$3,008	$1,995
1%	-	-	-	32	-	70	-	81
1.05%	-	-	-	-	65	138	571	-
1.1%	1	-	-	296	215	1,088	506	395
1.15%	-	-	-	703	-	1,094	70	1,296
1.2%	948	-	-	5,148	811	5,765	3,063	2,469
1.25%	28	-	-	510	4	963	910	431
1.3%	6,248	-	18,987	91	9,544	31,435	-	44
1.35%	-	7	-	1,017	121	1,370	301	397
1.4%	-	-	-	1,606	156	729	1,612	1,189
1.45%	32	-	-	5,899	491	4,092	2,121	2,745
1.5%	-	-	-	454	2	1,131	983	33
1.6%	-	-	-	4	-	324	29	12
1.65%	-	-	-	815	57	749	588	74
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	37	48	-
1.9%	8	-	-	-	-	105	-	12
2.05%	-	-	-	-	-	-	-	-

	$7,372	$7	$18,987	$18,633	$12,285	$54,236	$13,810	$11,173

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$926	$1,922	$1,506	$206	$1,882	$-	$615	$500
1%	-	-	-	-	-	-	-	-
1.05%	-	-	330	-	-	-	-	-
1.1%	2,881	-	359	-	1,116	53	-	-
1.15%	37	4,013	102	-	-	-	-	-
1.2%	1,812	4,718	1,735	351	5,263	192	1,246	51
1.25%	250	1,561	386	-	1,254	315	189	56
1.3%	59	55	48,059	-	187,156	24,469	-	41,644
1.35%	118	615	275	233	325	-	439	-
1.4%	-	592	64	69	1,127	-	340	-
1.45%	629	568	509	38	1,460	76	971	394
1.5%	494	397	8	196	245	-	4	-
1.6%	17	-	-	-	59	-	-	-
1.65%	53	-	46	-	118	-	74	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	9	-	1	-	-	84
2.05%	-	-	1	-	-	-	-	-

	$7,276	$14,441	$53,389	$1,093	$200,006	$25,105	$3,878	$42,729

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$340	$413	$537	$338	$1,918	$286	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	156	-	-	-	57	-	-
1.1%	-	-	11	1,190	-	645	-	29
1.15%	-	-	306	167	358	1,310	-	-
1.2%	-	91	1,025	2,098	1,023	1,673	53	-
1.25%	-	74	-	36	403	44	-	1
1.3%	16,360	15,154	67	8,278	33,682	19,779	4,032	-
1.35%	-	-	24	258	271	215	1	1
1.4%	-	-	77	79	172	823	-	-
1.45%	-	1,276	2,571	1,197	972	2,285	10	6
1.5%	-	-	164	138	33	1	-	-
1.6%	-	-	-	16	-	-	-	-
1.65%	-	-	-	-	20	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	15	-	-	-	38	-	-
2.05%	-	4	-	-	-	-	-	-

	$16,360	$17,110	$4,658	$13,994	$37,272	$28,788	$4,382	$37

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,040	$2,409	$4,967	$5,874	$1,126	$2,099	$-	$5,908
1%	-	-	-	-	-	93	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	689	-	4,762	378	671	322	-	11,842
1.15%	345	126	2,803	338	682	670	-	968
1.2%	5,190	1,996	12,642	12,577	2,708	3,058	-	6,523
1.25%	1,288	23	1,446	349	953	22	-	1,040
1.3%	-	-	110	37	-	49	85,263	183
1.35%	1,960	773	2,567	5,991	1,381	577	-	894
1.4%	1,581	-	189	835	381	1,110	-	589
1.45%	4,149	2,322	14,897	10,379	5,494	1,874	-	5,517
1.5%	1,012	58	929	3,877	94	905	-	1,871
1.6%	15	-	-	14	12	-	-	11
1.65%	89	-	834	177	-	123	-	-
1.7%	-	-	4,891	-	-	-	-	727
1.75%	-	-	388	-	-	-	-	18
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	27	28	-	-	-	59
2.05%	-	-	-	-	-	-	-	-

	$17,358	$7,707	$51,452	$40,854	$13,502	$10,902	$85,263	$36,150

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$518	$-	$-	$131	$-	$-	$-	$2,833
1%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	219	-	-	448	-	-	-	2,379
1.15%	-	-	-	95	-	-	65	890
1.2%	506	-	-	919	-	-	92	6,723
1.25%	224	-	-	37	-	-	12	1,189
1.3%	7,203	20,977	8,613	38,684	46,526	12,261	3,263	21,515
1.35%	289	-	-	136	-	-	33	882
1.4%	51	-	-	-	-	-	-	176
1.45%	488	-	-	1,249	-	-	-	4,690
1.5%	-	-	-	-	-	-	-	2,022
1.6%	-	-	-	-	-	-	-	19
1.65%	-	-	-	-	-	-	-	44
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	119
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$9,498	$20,977	$8,613	$41,699	$46,526	$12,261	$3,465	$43,482

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$757	$-	$4,370	$-	$376	$-	$274	$-
1%	-	-	47	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	470	74	2,884	-	168	-	90	-
1.15%	70	68	629	-	-	-	-	-
1.2%	2,094	-	12,378	-	925	-	383	-
1.25%	252	-	1,466	-	-	-	100	-
1.3%	-	3,638	66,376	20,278	-	35,047	-	7,032
1.35%	594	7	2,739	-	47	-	-	-
1.4%	453	74	2,593	-	12	-	-	-
1.45%	1,251	-	3,976	-	507	-	538	-
1.5%	200	-	990	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	70	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,211	$3,861	$98,449	$20,278	$2,035	$35,047	$1,386	$7,032

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI	FEI

0.95%	$966	$2,639	$2,490	$743	$2,737	$50	$-	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	102	516	-	-	-	-	-
1.1%	5,429	1,269	1,826	226	1,218	141	-	-
1.15%	425	934	-	140	5,819	155	-	-
1.2%	1,126	5,035	1,505	2,116	5,931	462	-	-
1.25%	25	344	516	481	687	8	-	-
1.3%	8,052	-	44,067	78	739	4,642	4,237	77,544
1.35%	268	641	246	640	1,253	97	-	-
1.4%	686	490	182	710	1,298	108	-	-
1.45%	798	881	1,056	1,686	5,214	258	-	-
1.5%	292	729	464	19	338	7	-	-
1.6%	-	18	16	25	7	2	-	-
1.65%	-	550	1	-	1,448	8	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	37	-	-	100	-	-	-
1.9%	-	-	74	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$18,067	$13,669	$52,959	$6,864	$26,789	$5,938	$4,237	$77,544

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FHIP	FMG	FPR	FO2	TIF2	OVGSS	PVF	PUIGA

0.95%	$-	$-	$-	$860	$575	$3,082	$106	$-
1%	-	-	-	-	-	83	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	-	106	835	638	36	-
1.15%	-	-	-	131	716	722	709	-
1.2%	-	-	-	1,716	2,457	4,203	610	-
1.25%	-	-	-	26	283	401	12	-
1.3%	33	103,186	79,892	13,039	21,628	48,543	-	-
1.35%	-	-	-	252	226	1,339	139	-
1.4%	-	-	-	99	1,026	795	-	-
1.45%	-	-	-	745	1,949	4,050	166	70
1.5%	-	-	-	46	75	1,432	22	1
1.6%	-	-	-	-	-	11	-	-
1.65%	-	-	-	19	32	162	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	38	-	-
2.05%	-	-	-	-	-	-	-	-

	$33	$103,186	$79,892	$17,039	$29,802	$65,499	$1,800	$71

	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD

0.95%	$-	$805	$210	$58	$599	$67	$-	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	999	32	8	612	24	-	-
1.15%	-	85	-	9	22	-	-	-
1.2%	-	1,432	458	23	309	67	-	-
1.25%	-	247	62	-	52	-	-	-
1.3%	14,275	-	4,025	-	-	-	5,649	10,755
1.35%	-	40	16	7	139	43	-	-
1.4%	-	566	10	26	83	10	-	-
1.45%	-	944	341	166	394	67	-	-
1.5%	-	34	74	6	5	-	-	-
1.6%	-	10	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	2	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$14,275	$5,162	$5,230	$303	$2,215	$278	$5,649	$10,755

	SCS	SE	SGR	WFLCCI	STR	FO2R	ACVI4

0.95%	$1,086	$148	$2,610	$354	$-	$151	$78
1%	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-
1.1%	151	44	2,707	625	-	96	251
1.15%	-	77	129	-	-	63	196
1.2%	2,542	327	1,408	263	-	780	722
1.25%	272	-	230	-	-	22	16
1.3%	18,488	-	-	-	24,937	6,046	7,151
1.35%	91	35	936	60	-	129	271
1.4%	42	108	362	41	-	47	173
1.45%	1,499	755	1,747	200	-	402	428
1.5%	699	30	20	-	-	22	11
1.6%	-	-	-	-	-	-	3
1.65%	-	-	-	-	-	9	12
1.7%	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-
1.9%	9	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-

	$24,879	$1,524	$10,149	$1,543	$24,937	$7,767	$9,312

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $215,500 and $535,388, respectively, and total transfers from the Account to the fixed account were $757,288 and $1,434,386, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $8,255 and $8,317 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$195,097,214	$-	$-	$195,097,214

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$45,068	$34,223
Growth and Income Fund - Class A (VKGIA)	120,988	148,359
Invesco Mid Cap Growth Fund - Class A (VKGA)	1,116,219	574,656
Aberdeen Small Cap Fund - Class A (PRSCA)	801,130	348,457
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	24,110	83,260
U.S. Equity Fund - Institutional Service Class (ADUES)	104,521	252,622
International Growth Fund: Class A (TCIGA)	3,414	13,169
International Growth Fund - Investor Class (TCIGR)	23,714	91,717
Growth Fund - Investor Class (TCG)	455,227	756,985
Income & Growth Fund - Class A (ACIGA)	197,270	194,763
Income & Growth Fund - Investor Class (IGF)	539,106	369,458
Short-Term Government Fund - Investor Class (BSTG)	66,192	290,357
Ultra(R) Fund - Investor Class (TCUL)	801,991	837,834
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	153,287	136,614
Appreciation Fund, Inc. (DAF)	722,689	326,868
Balanced Opportunity Fund - Class Z (DPBOZ)	82,206	101,911
Dreyfus S&P 500 Index Fund (DSPI)	1,279,550	1,403,172
Intermediate Term Income Fund - Class A (DPITIA)	269,466	451,831
Opportunistic Small Cap Fund (DROSC)	84,894	89,645
Third Century Fund, Inc. - Class Z (DTC)	87,043	272,498
Bond Fund - Class F Shares (FBDF)	256,115	305,920
Equity Income Fund, Inc. - Class F Shares (FEQIF)	3,055	2,326
High Yield Trust (FHYT)	411,432	1,576,006
Intermediate Corporate Bond Fund - Service Shares (FIIF)	41,903	546,874
Advisor Balanced Fund - Class A (FABA)	13,436	51,222
Advisor Balanced Fund - Class T (FAB)	231,775	326,113
Advisor Equity Growth Fund - Class A (FAEGA)	81,087	50,958
Advisor Equity Income Fund - Class A (FAEIA)	228,769	181,610
Advisor Equity Income Fund - Class T (FAEI)	290,895	249,362
Advisor Growth Opportunities Fund - Class A (FAGOA)	99,393	120,178
Advisor Growth Opportunities Fund - Class T (FAGO)	476,829	432,884
Advisor High Income Advantage Fund - Class T (FAHY)	26,740	85,170
Advisor Overseas Fund - Class A (FAOA)	3	79
Asset Manager 50% (FAM)	108,538	229,981
Balance Sheet Investment Fund - Class A (FRBSI)	236,473	307,225
Foreign Fund - Class A (TFF)	12,111	164,237
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	405,560	534,801
Small-Mid Cap Growth Fund - Class A (FSCG)	184,200	119,003
Real Estate Fund - Class A (AREA)	413,201	249,559
Small Cap Growth Fund - Investor Class (ASCGI)	493,391	163,135
Balanced Fund: Class S (JBS)	169,166	111,437
Class T (JF)	631,508	658,710
Overseas Fund: Class S (JOS)	4,539	38,924
Twenty Fund: Class T (JTF)	1,654,227	2,291,313
Global Research Fund - Class T (JWF)	14,269	247,543
Global Research Fund - Class S (JWS)	49,051	21,523

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	872,694	480,044
MFS Strategic Income Fund - Class A (MSI)	126,215	167,513
Bond Fund - Institutional Service Class (NBF)	127,192	137,035
Bond Index Fund - Class A (NBIXA)	20,424	19,429
Nationwide Fund: Class A (NFA)	36,300	156,417
Nationwide Fund - Institutional Service Class (NF)	205,384	430,899
Government Bond Fund - Institutional Service Class (NGBF)	224,734	379,645
Nationwide Growth Fund - Institutional Class (NGF)	15,600	43,190
International Index Fund - Class A (NIIXA)	114	37
Investor Destinations Aggressive Fund - Service Class (IDAS)	190,870	182,245
Investor Destinations Conservative Fund - Service Class (IDCS)	42,750	160,664
Investor Destinations Moderate Fund - Service Class (IDMS)	445,419	451,979
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	360,617	617,405
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	95,973	95,694
Mid Cap Market Index Fund - Class A (NMCIXA)	160,184	116,797
Money Market Fund - Prime Shares (MMF)	998,963	2,441,724
Money Market Fund - Service Class (MMFR)	638,759	880,711
Nationwide Growth Fund - Class A (NGFA)	233,885	165,661
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	184,242	431,087
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	174,517	26,235
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	504,416	607,735
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	512,222	463,069
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	137,127	188,974
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	115,798	34,174
S&P 500 Index Fund - Service Class (NIXR)	785,277	433,446
Small Cap Index Fund - Class A (NSCIXA)	97,261	75,024
Templeton NVIT International Value Fund - Class III (NVTIV3)	94,600	19,144
Genesis Fund - Trust Class (NBGST)	995,815	1,642,134
Guardian Fund - Investor Class (NBGF)	180,375	239,952
Guardian Fund - Trust Class (NBGT)	24,637	32,867
Large Cap Value Fund: Investor Class (PF)	262,953	451,868
Large Cap Value Fund: Trust Class (NBPT)	12,955	53,381
Short Duration Bond Fund - Investor Class (NLMB)	107,607	144,446
Socially Responsive Fund - Trust Class (NBSRT)	202,155	275,132
Capital Appreciation Fund- Class A (OCAF)	154,472	164,269
Global Fund- Class A (OGF)	187,208	599,692
Global Strategic Income Fund - Class A (OSI)	64,939	80,487
PIMCO Total Return Fund - Class A (PMTRA)	198,280	544,702
VP International Fund - Class II (ACVI2)	1,235,921	56,568
Capital & Income Fund (FCI)	15,301	60,222
Equity-Income Fund (FEI)	763,950	436,326
High Income Portfolio - Initial Class (FHIP)	176	33
Magellan(R) Fund (FMG)	736,599	945,448
Puritan Fund (FPR)	946,269	693,961
VIP Overseas Portfolio - Service Class 2 (FO2)	2,388,058	174,220
Templeton Foreign Securities Fund - Class 2 (TIF2)	395,634	398,137
Global Securities Fund/VA - Service Class (OVGSS)	675,344	691,075
Putnam Voyager Fund: Class A (PVF)	36,950	136,666
Putnam International Equity Fund - Class A (PUIGA)	125	71
Virtus Balanced Fund: Class A (PBF)	96,336	101,415
Advisors Small Cap Fund - Class A (WRASCA)	77,558	229,419
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	2,409,405	24,373
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	136,630	4,638
Advantage Funds(R) - Growth Fund - Class A (SGRA)	1,153,211	26,750
Advantage - Large Cap Core - Class A (WFLCCA)	127,180	839
Advantage Large Cap Growth Fund - Class A (WFLGA)	2,406,661	9,192
Advantage Intrinsic Value Fund - Administrative Class (obsolete) (WFAIVD)	130,644	93,726
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)	29,081	2,522,451
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)	26,037	189,086
Advantage Growth Fund - Investor Class (obsolete) (SGR)	29,353	1,155,536
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)	65,966	259,884
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)	33,773	2,505,278
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)	80,310	2,035,499
VP International Fund - Class IV (obsolete) (ACVI4)	23,323	1,335,085

Total	$37,328,479	$43,365,297

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Equity and Income Fund - Class A (VKEIA)
2015	0.95%	to	2.05%	22,758	$13.48	to	$12.80	$301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
2012	0.95%	to	2.05%	23,806	10.42	to	10.23	246,545	2.46%	11.81%	to	10.56%
2011	0.95%	to	2.05%	9,998	9.32	to	9.26	92,977	1.49%	-6.80%	to	-7.44%	****
Growth and Income Fund - Class A (VKGIA)
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
2012	0.95%	to	1.65%	62,426	18.08	to	16.88	1,105,642	1.54%	13.49%	to	12.68%
2011	0.95%	to	1.65%	86,270	15.93	to	14.98	1,354,117	1.26%	-3.02%	to	-3.70%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%
2012	0.95%	to	1.50%	30,739	22.79	to	21.59	688,689	0.00%	10.70%	to	10.09%
2011	0.95%	to	1.50%	37,463	20.58	to	19.61	759,645	0.00%	-9.97%	to	-10.47%
Aberdeen Small Cap Fund - Class A (PRSCA)
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
2012	0.95%	to	1.50%	54,658	20.66	to	19.25	1,270,753	0.00%	12.98%	to	12.35%
2011	0.95%	to	1.50%	65,597	18.28	to	17.13	1,358,086	0.33%	-7.22%	to	-7.73%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2015			1.30%	40,275			10.15	408,704	0.32%			-5.94%
2014			1.30%	45,516			10.79	491,057	2.16%			-2.76%
2013			1.30%	50,873			11.10	564,456	1.28%			-4.33%
2012			1.30%	64,761			11.60	751,061	1.11%			3.32%
2011			1.30%	69,098			11.22	775,593	3.12%			2.46%
U.S. Equity Fund - Institutional Service Class (ADUES)
2015			1.30%	87,681			15.72	1,378,070	0.92%			-5.01%
2014			1.30%	100,216			16.55	1,658,192	1.03%			6.55%
2013			1.30%	111,074			15.53	1,724,931	1.07%			25.99%
2012			1.30%	115,225			12.33	1,420,282	1.04%			14.83%
2011			1.30%	136,054			10.73	1,460,438	0.22%			7.34%	****
International Growth Fund: Class A (TCIGA)
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
2012	0.95%	to	1.50%	10,666	9.59	to	8.94	99,315	1.46%	20.43%	to	19.76%
2011	0.95%	to	1.50%	12,184	7.97	to	7.46	94,360	0.74%	-12.91%	to	-13.39%
International Growth Fund - Investor Class (TCIGR)
2015			1.30%	12,950			30.72	397,870	0.44%			-0.73%
2014			1.30%	15,665			30.95	484,804	0.98%			-6.57%
2013			1.30%	16,745			33.13	554,689	1.49%			21.35%
2012			1.30%	21,618			27.30	590,110	1.79%			20.28%
2011			1.30%	26,185			22.69	594,261	1.22%			-12.99%
Growth Fund - Investor Class (TCG)
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
2012	0.95%	to	1.50%	144,835	8.83	to	8.23	5,593,908	0.87%	12.83%	to	12.20%
2011	0.95%	to	1.50%	171,700	7.83	to	7.34	5,522,792	0.46%	-1.84%	to	-2.38%
Income & Growth Fund - Class A (ACIGA)
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
2012	0.95%	to	1.90%	149,912	10.63	to	9.40	1,544,799	1.87%	13.21%	to	12.12%
2011	0.95%	to	1.90%	156,001	9.39	to	8.39	1,424,932	1.31%	1.75%	to	0.77%
Income & Growth Fund - Investor Class (IGF)
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
2012			1.30%	115,520			21.29	2,459,020	2.08%			13.03%
2011			1.30%	134,955			18.83	2,541,597	1.55%			1.68%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Short-Term Government Fund - Investor Class (BSTG)
2015	0.95%	to	1.90%	63,426	$13.25	to	$11.40	$1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
2012	0.95%	to	1.90%	108,398	13.63	to	12.07	2,048,340	0.33%	-0.66%	to	-1.61%
2011	0.95%	to	1.90%	110,359	13.72	to	12.26	2,123,419	0.76%	0.58%	to	-0.39%
Ultra(R) Fund - Investor Class (TCUL)
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%
2012	0.95%	to	1.65%	328,206	8.35	to	7.63	5,953,373	0.48%	13.09%	to	12.29%
2011	0.95%	to	1.65%	376,005	7.38	to	6.79	6,007,201	0.00%	0.23%	to	-0.47%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
2012			1.30%	53,365			18.10	965,740	7.53%			16.19%
2011			1.30%	43,302			15.58	674,459	8.10%			0.87%
Appreciation Fund, Inc. (DAF)
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
2012	0.95%	to	1.90%	201,744	12.08	to	10.69	2,764,269	1.64%	9.13%	to	8.08%
2011	0.95%	to	1.90%	221,462	11.07	to	9.89	2,788,053	1.43%	6.60%	to	5.58%
Balanced Opportunity Fund - Class Z (DPBOZ)
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
2012	0.95%	to	1.60%	66,287	11.86	to	11.25	766,707	1.20%	12.35%	to	11.61%
2011	0.95%	to	1.60%	73,716	10.56	to	10.08	761,263	1.26%	-2.67%	to	-3.31%
Dreyfus S&P 500 Index Fund (DSPI)
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
2012			1.30%	276,731			33.83	9,362,126	1.78%			13.95%
2011			1.30%	308,314			29.69	9,153,730	1.50%			0.33%
Intermediate Term Income Fund - Class A (DPITIA)
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
2012			1.30%	117,378			12.90	1,514,251	2.33%			5.79%
2011			1.30%	126,265			12.19	1,539,777	2.93%			5.92%
Opportunistic Small Cap Fund (DROSC)
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
2012	1.20%	to	1.25%	1,580	12.78	to	12.77	20,186	0.00%	19.28%	to	19.22%
2011	1.20%	to	1.25%	735			10.71	7,873	0.00%	7.12%	to	7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
2012	0.95%	to	1.45%	30,148	7.58	to	7.11	526,210	0.67%	10.60%	to	10.04%
2011	0.95%	to	1.45%	31,777	6.86	to	6.46	531,455	0.64%	-0.26%	to	-0.76%
Bond Fund - Class F Shares (FBDF)
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%
2012	0.95%	to	2.05%	99,418	21.42	to	18.60	2,212,934	4.89%	9.17%	to	7.96%
2011	0.95%	to	2.05%	84,745	19.62	to	17.23	1,737,713	5.39%	5.01%	to	3.84%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
2012	0.95%	to	1.45%	5,018	10.69	to	10.04	52,061	2.78%	9.83%	to	9.27%
2011	0.95%	to	1.45%	11,965	9.73	to	9.19	112,671	2.61%	6.15%	to	5.62%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
High Yield Trust (FHYT)
2015	0.95%	to	1.90%	84,526	$22.75	to	$19.56	$1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
2012	0.95%	to	1.90%	157,579	20.80	to	18.41	3,126,738	6.44%	17.21%	to	16.08%
2011	0.95%	to	1.90%	137,795	17.75	to	15.86	2,325,698	6.65%	2.50%	to	1.52%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
2012	0.95%	to	1.90%	37,865	17.37	to	15.43	636,525	4.01%	8.33%	to	7.28%
2011	0.95%	to	1.90%	41,523	16.03	to	14.39	648,172	4.38%	1.90%	to	0.92%
Advisor Balanced Fund - Class A (FABA)
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
2012	0.95%	to	1.50%	10,391	13.47	to	12.55	135,160	1.26%	11.32%	to	10.70%
2011	0.95%	to	1.50%	17,211	12.10	to	11.34	202,783	1.45%	0.40%	to	-0.16%
Advisor Balanced Fund - Class T (FAB)
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%
2012			1.30%	66,501			18.94	1,259,205	1.21%			10.64%
2011			1.30%	59,697			17.11	1,021,638	1.32%			-0.11%
Advisor Equity Growth Fund - Class A (FAEGA)
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
2012	0.95%	to	1.65%	76,497	8.23	to	7.54	607,246	0.00%	13.10%	to	12.30%
2011	0.95%	to	1.65%	95,472	7.27	to	6.72	671,499	0.00%	-0.98%	to	-1.68%
Advisor Equity Income Fund - Class A (FAEIA)
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
2012	0.95%	to	1.90%	126,885	15.04	to	13.32	1,832,057	2.47%	15.70%	to	14.58%
2011	0.95%	to	1.90%	150,911	13.00	to	11.62	1,896,404	1.98%	-0.52%	to	-1.47%
Advisor Equity Income Fund - Class T (FAEI)
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014			1.30%	58,254			30.57	1,781,059	2.03%			6.72%
2013			1.30%	62,482			28.65	1,789,970	1.69%			25.58%
2012			1.30%	76,388			22.81	1,742,583	2.26%			15.06%
2011			1.30%	82,492			19.83	1,635,451	1.75%			-1.09%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
2012	0.95%	to	1.50%	50,561	9.57	to	8.92	467,341	0.00%	17.84%	to	17.18%
2011	0.95%	to	1.50%	44,584	8.12	to	7.61	349,256	0.00%	0.94%	to	0.38%
Advisor Growth Opportunities Fund - Class T (FAGO)
2015			1.30%	106,324			25.00	2,657,985	0.00%			3.23%
2014			1.30%	113,907			24.22	2,758,344	0.00%			9.99%
2013			1.30%	114,109			22.02	2,512,346	0.00%			34.52%
2012			1.30%	118,799			16.37	1,944,381	0.00%			17.19%
2011			1.30%	127,085			13.97	1,774,960	0.00%			0.42%
Advisor High Income Advantage Fund - Class T (FAHY)
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
2012	0.95%	to	1.90%	26,281	22.49	to	19.90	702,423	4.94%	16.98%	to	15.85%
2011	0.95%	to	1.90%	25,766	19.22	to	17.18	601,339	6.11%	-1.11%	to	-2.05%
Advisor Overseas Fund - Class A (FAOA)
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
2012	0.95%	to	1.50%	592	10.94	to	10.22	6,362	1.50%	19.62%	to	18.95%
2011	0.95%	to	1.50%	678	9.14	to	8.59	6,087	1.33%	-18.65%	to	-19.10%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Asset Manager 50% (FAM)
2015			1.30%	43,694			$29.99	$1,310,552	1.77%			-1.73%
2014			1.30%	49,475			30.52	1,510,078	1.53%			4.11%
2013			1.30%	55,673			29.32	1,632,199	1.40%			12.48%
2012			1.30%	63,385			26.07	1,652,169	1.58%			9.92%
2011			1.30%	67,768			23.71	1,607,050	1.77%			-1.93%
Balance Sheet Investment Fund - Class A (FRBSI)
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
2012	0.95%	to	1.65%	87,231	22.13	to	20.29	1,861,773	1.43%	14.54%	to	13.73%
2011	0.95%	to	1.65%	109,046	19.32	to	17.84	2,042,848	0.50%	-7.25%	to	-7.90%
Foreign Fund - Class A (TFF)
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
2012	0.95%	to	1.65%	50,054	17.09	to	15.62	1,157,090	2.25%	17.43%	to	16.59%
2011	0.95%	to	1.65%	54,681	14.55	to	13.40	1,079,973	2.10%	-13.54%	to	-14.15%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
2012	0.95%	to	1.90%	236,898	17.61	to	15.59	4,280,497	1.88%	13.66%	to	12.56%
2011	0.95%	to	1.90%	273,575	15.50	to	13.85	4,361,527	2.01%	-2.72%	to	-3.65%
Small-Mid Cap Growth Fund - Class A (FSCG)
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
2012	0.95%	to	1.80%	100,576	9.81	to	8.79	955,270	0.00%	9.73%	to	8.78%
2011	0.95%	to	1.80%	115,534	8.94	to	8.08	1,002,423	0.00%	-5.80%	to	-6.60%
Real Estate Fund - Class A (AREA)
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
2012	0.95%	to	1.90%	88,466	11.28	to	11.10	993,612	0.39%	15.44%	to	14.33%
2011	0.95%	to	1.90%	120,617	9.77	to	9.71	1,176,920	0.46%	-2.31%	to	-2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
2012	0.95%	to	1.65%	27,450	13.07	to	12.46	353,980	0.00%	17.21%	to	16.38%
2011	0.95%	to	1.65%	52,838	11.15	to	10.71	585,308	0.00%	-2.17%	to	-2.86%
Balanced Fund: Class S (JBS)
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
2012	0.95%	to	1.65%	89,940	13.73	to	13.40	1,226,845	2.19%	11.61%	to	10.82%
2011	0.95%	to	1.65%	98,460	12.31	to	12.09	1,206,245	1.83%	0.11%	to	-0.60%
Class T (JF)
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
2012	0.95%	to	2.05%	198,550	7.09	to	6.15	3,390,414	0.59%	16.62%	to	15.32%
2011	0.95%	to	2.05%	226,017	6.08	to	5.33	3,341,605	0.41%	-6.77%	to	-7.81%
Overseas Fund: Class S (JOS)
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
2012	0.95%	to	1.50%	24,526	11.00	to	10.79	267,822	2.39%	11.03%	to	10.41%
2011	0.95%	to	1.50%	32,863	9.91	to	9.77	323,703	0.00%	-33.56%	to	-33.93%
Twenty Fund: Class T (JTF)
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%
2012	0.95%	to	1.90%	420,544	8.55	to	7.56	13,947,114	0.70%	21.15%	to	19.99%
2011	0.95%	to	1.90%	466,181	7.05	to	6.30	12,669,534	0.07%	-9.06%	to	-9.93%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Research Fund - Class T (JWF)
2015	1.10%	to	1.45%	87,163	$8.20	to	$7.76	$1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
2012	0.95%	to	1.45%	119,817	6.47	to	6.07	1,851,784	1.01%	18.70%	to	18.10%
2011	0.95%	to	1.45%	136,743	5.45	to	5.14	1,794,282	0.61%	-14.66%	to	-15.09%
Global Research Fund - Class S (JWS)
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
2012	0.95%	to	1.65%	16,415	14.11	to	13.76	229,314	0.73%	18.41%	to	17.57%
2011	0.95%	to	1.65%	16,166	11.92	to	11.71	191,270	0.33%	-14.87%	to	-15.47%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
2012	0.95%	to	1.90%	91,719	21.63	to	19.14	2,101,085	0.00%	13.97%	to	12.87%
2011	0.95%	to	1.90%	99,730	18.98	to	16.96	2,010,952	0.00%	-10.95%	to	-11.80%
MFS Strategic Income Fund - Class A (MSI)
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
2012			1.30%	85,387			18.33	1,564,949	4.66%			9.27%
2011			1.30%	79,260			16.77	1,329,413	5.00%			2.98%
Bond Fund - Institutional Service Class (NBF)
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
2012	0.95%	to	2.05%	23,941	19.97	to	17.34	1,436,368	3.50%	7.29%	to	6.09%
2011	0.95%	to	2.05%	25,913	18.62	to	16.34	1,423,676	3.73%	5.60%	to	4.43%
Bond Index Fund - Class A (NBIXA)
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
2012	0.95%	to	1.65%	25,593	17.03	to	15.62	418,504	2.40%	2.65%	to	1.92%
2011	0.95%	to	1.65%	24,974	16.59	to	15.32	398,381	2.84%	6.10%	to	5.35%
Nationwide Fund: Class A (NFA)
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%
2012	0.95%	to	1.65%	101,501	10.69	to	10.55	1,078,616	1.15%	13.15%	to	12.35%
2011	0.95%	to	1.65%	123,484	9.45	to	9.39	1,163,324	0.90%	-5.54%	to	-6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
2012	0.95%	to	1.65%	37,854	10.91	to	9.98	2,267,416	1.39%	13.40%	to	12.60%
2011	0.95%	to	1.65%	46,198	9.62	to	8.86	2,542,778	1.11%	-0.56%	to	-1.26%
Government Bond Fund - Institutional Service Class (NGBF)
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
2012	0.95%	to	1.90%	192,258	18.57	to	16.44	3,791,513	2.03%	2.69%	to	1.70%
2011	0.95%	to	1.90%	187,137	18.08	to	16.16	3,554,137	2.77%	6.30%	to	5.28%
Nationwide Growth Fund - Institutional Class (NGF)
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
2012	0.95%	to	1.45%	10,666	7.29	to	6.83	326,783	0.56%	12.17%	to	11.61%
2011	0.95%	to	1.45%	11,617	6.50	to	6.12	364,967	0.00%	-2.72%	to	-3.21%
International Index Fund - Class A (NIIXA)
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
2012	1.10%	to	1.45%	492	11.28	to	10.80	5,493	2.54%	16.73%	to	16.32%
2011	1.10%	to	1.45%	648	9.66	to	9.28	6,158	2.06%	-14.07%	to	-14.38%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Investor Destinations Aggressive Fund - Service Class (IDAS)
2015	0.95%	to	1.60%	84,163	$15.62	to	$14.13	$1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
2012	0.95%	to	1.65%	119,470	12.52	to	11.48	1,436,962	1.82%	14.86%	to	14.04%
2011	0.95%	to	1.65%	130,269	10.90	to	10.07	1,370,187	1.36%	-5.01%	to	-5.68%
Investor Destinations Conservative Fund - Service Class (IDCS)
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
2012	0.95%	to	1.60%	66,093	13.97	to	12.89	896,075	1.79%	4.08%	to	3.39%
2011	0.95%	to	1.60%	82,979	13.42	to	12.47	1,085,216	1.77%	1.91%	to	1.24%
Investor Destinations Moderate Fund - Service Class (IDMS)
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
2012	0.95%	to	1.90%	366,259	13.64	to	12.12	4,826,998	1.75%	9.90%	to	8.84%
2011	0.95%	to	1.90%	400,899	12.41	to	11.13	4,824,358	1.61%	-1.05%	to	-1.99%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
2012	0.95%	to	1.90%	267,649	13.19	to	11.72	3,405,974	1.81%	12.73%	to	11.64%
2011	0.95%	to	1.90%	319,033	11.70	to	10.50	3,622,528	1.48%	-3.12%	to	-4.05%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
2012	0.95%	to	1.60%	98,732	14.16	to	13.06	1,350,787	1.86%	7.08%	to	6.37%
2011	0.95%	to	1.60%	105,880	13.22	to	12.28	1,358,685	1.74%	0.99%	to	0.33%
Mid Cap Market Index Fund - Class A (NMCIXA)
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%
2012	0.95%	to	1.65%	42,441	18.35	to	16.83	753,058	0.86%	16.07%	to	15.25%
2011	0.95%	to	1.65%	56,719	15.81	to	14.60	871,695	0.55%	-3.73%	to	-4.41%
Money Market Fund - Prime Shares (MMF)
2015			1.30%	246,868	28.92	to	22.82	5,654,922	0.00%			-1.30%
2014			1.30%	306,037	29.30	to	23.12	7,097,673	0.00%			-1.30%
2013			1.30%	332,842	23.43	to	29.69	7,817,587	0.00%			-1.30%
2012			1.30%	364,519	23.74	to	30.08	8,658,809	0.00%			-1.30%
2011			1.30%	351,137	24.05	to	30.48	8,451,515	0.00%			-1.30%
Money Market Fund - Service Class (MMFR)
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
2012	0.95%	to	1.90%	364,191	11.14	to	9.86	3,942,002	0.00%	-0.95%	to	-1.91%
2011	0.95%	to	1.90%	379,129	11.24	to	10.05	4,151,623	0.00%	-0.95%	to	-1.89%
Nationwide Growth Fund - Class A (NGFA)
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
2012	0.95%	to	1.45%	32,183	14.72	to	14.06	460,749	0.32%	11.87%	to	11.30%
2011	0.95%	to	1.45%	32,512	13.16	to	12.63	417,301	0.00%	-2.89%	to	-3.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
2012			1.30%	92,312			13.77	1,270,859	1.60%			14.39%
2011			1.30%	94,736			12.03	1,140,129	1.77%			-5.18%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
2012			1.30%	31,472			12.65	398,051	1.96%			3.81%
2011			1.30%	26,297			12.18	320,407	2.28%			1.60%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.95%	to	1.45%	178,303	$16.96	to	$16.40	$2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
2012	0.95%	to	1.45%	173,919	14.28	to	14.01	2,357,754	1.49%	9.76%	to	9.20%
2011	0.95%	to	1.45%	188,919	13.01	to	12.83	2,340,885	2.13%	-0.99%	to	-1.49%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
2012			1.30%	204,481			13.83	2,827,149	1.63%			12.28%
2011			1.30%	222,295			12.31	2,737,353	2.02%			-3.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
2012			1.30%	68,753			13.29	913,706	1.72%			6.63%
2011			1.30%	64,339			12.46	801,865	2.27%			0.74%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%
2012	1.20%	to	1.45%	12,862	9.36	to	9.25	119,893	0.39%	14.13%	to	13.84%
2011	1.10%	to	1.45%	12,851	8.23	to	8.13	105,080	1.26%	-10.62%	to	-10.93%
S&P 500 Index Fund - Service Class (NIXR)
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
2012	0.95%	to	2.05%	245,704	10.14	to	8.80	2,572,395	1.63%	14.24%	to	12.97%
2011	0.95%	to	2.05%	250,592	8.87	to	7.79	2,289,393	1.42%	0.51%	to	-0.61%
Small Cap Index Fund - Class A (NSCIXA)
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
2012	0.95%	to	1.65%	31,779	16.15	to	14.80	495,237	1.32%	14.79%	to	13.98%
2011	0.95%	to	1.65%	40,467	14.07	to	12.99	552,169	0.56%	-5.56%	to	-6.23%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
2012	0.95%	to	1.35%	7,878	14.01	to	13.81	108,981	2.92%	18.43%	to	17.95%
2011	1.20%	to	1.35%	5,976	11.75	to	11.71	70,042	3.12%	-13.48%	to	-13.61%
Genesis Fund - Trust Class (NBGST)
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
2012	0.95%	to	1.90%	262,029	32.26	to	28.55	8,380,160	0.20%	8.77%	to	7.73%
2011	0.95%	to	1.90%	307,263	29.66	to	26.50	9,065,232	0.93%	3.61%	to	2.62%
Guardian Fund - Investor Class (NBGF)
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
2012			1.30%	56,334			24.29	1,368,345	1.19%			11.34%
2011			1.30%	64,271			21.82	1,402,100	0.65%			-4.19%
Guardian Fund - Trust Class (NBGT)
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
2012	0.95%	to	1.45%	13,312	13.09	to	12.28	169,485	1.51%	11.53%	to	10.97%
2011	0.95%	to	1.45%	13,785	11.74	to	11.06	157,809	0.82%	-3.97%	to	-4.45%
Large Cap Value Fund: Investor Class (PF)
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
2012			1.30%	75,068			35.07	2,632,946	1.26%			15.43%
2011			1.30%	90,001			30.39	2,734,688	0.39%			-12.42%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Large Cap Value Fund: Trust Class (NBPT)
2015	0.95%	to	1.90%	5,871	$17.09	to	$14.70	$96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
2012	0.95%	to	1.90%	12,655	13.84	to	12.25	170,621	1.14%	15.70%	to	14.58%
2011	0.95%	to	1.90%	17,875	11.96	to	10.69	210,308	0.20%	-12.30%	to	-13.14%
Short Duration Bond Fund - Investor Class (NLMB)
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
2012			1.30%	47,472			15.16	719,633	2.03%			2.92%
2011			1.30%	46,949			14.73	691,497	2.74%			-0.59%
Socially Responsive Fund - Trust Class (NBSRT)
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%
2012	0.95%	to	1.50%	71,799	14.47	to	13.79	1,016,158	0.84%	9.74%	to	9.13%
2011	0.95%	to	1.50%	85,393	13.19	to	12.64	1,105,899	0.59%	-3.97%	to	-4.50%
Capital Appreciation Fund- Class A (OCAF)
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
2012	0.95%	to	1.80%	110,486	8.75	to	7.87	939,343	0.56%	12.61%	to	11.64%
2011	0.95%	to	1.80%	147,006	7.77	to	7.05	1,117,282	0.16%	-2.51%	to	-3.34%
Global Fund- Class A (OGF)
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
2012	0.95%	to	1.90%	114,778	14.62	to	12.94	4,154,982	0.99%	19.60%	to	18.45%
2011	0.95%	to	1.90%	134,697	12.23	to	10.93	4,119,651	1.61%	-9.56%	to	-10.43%
Global Strategic Income Fund - Class A (OSI)
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
2012	0.95%	to	1.60%	99,234	21.26	to	19.61	2,076,433	5.70%	12.41%	to	11.67%
2011	0.95%	to	1.60%	65,655	18.91	to	17.56	1,218,033	6.11%	-0.07%	to	-0.72%
PIMCO Total Return Fund - Class A (PMTRA)
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
2012	0.95%	to	1.80%	157,933	20.52	to	18.47	3,136,611	3.78%	8.89%	to	7.96%
2011	0.95%	to	1.80%	174,563	18.85	to	17.11	3,198,201	3.47%	2.76%	to	1.88%
VP International Fund - Class II (ACVI2)
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****
Capital & Income Fund (FCI)
2015			1.30%	2,126			131.53	279,629	4.11%			-2.21%
2014			1.30%	2,534			134.50	340,824	4.19%			4.76%
2013			1.30%	2,945			128.39	378,121	4.89%			8.28%
2012			1.30%	3,635			118.57	431,016	5.56%			14.90%
2011			1.30%	4,043			103.20	417,231	5.94%			-3.18%
Equity-Income Fund (FEI)
2015			1.30%	40,068			139.59	5,593,199	3.52%			-4.78%
2014			1.30%	41,708			146.60	6,114,347	2.60%			7.27%
2013			1.30%	45,454			136.67	6,212,069	2.36%			26.03%
2012			1.30%	48,465			108.44	5,255,711	2.89%			15.71%
2011			1.30%	53,403			93.72	5,005,078	1.99%			-5.92%
High Income Portfolio - Initial Class (FHIP)
2015			1.30%	69			36.19	2,497	6.61%			-4.88%
2014			1.30%	69			38.05	2,625	5.78%			-0.16%
2013			1.30%	69			38.11	2,630	3.24%			4.57%
2012			1.30%	542			36.45	19,753	5.47%			12.74%
2011			1.30%	870			32.33	28,124	6.94%			2.68%
Magellan(R) Fund (FMG)
2015			1.30%	172,996			43.64	7,549,066	0.56%			2.70%
2014			1.30%	188,529			42.49	8,010,407	0.74%			12.59%
2013			1.30%	202,330			37.74	7,635,248	0.77%			33.54%
2012			1.30%	218,594			28.26	6,177,252	1.36%			16.45%
2011			1.30%	242,476			24.27	5,884,062	0.55%			-12.70%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Puritan Fund (FPR)
2015			1.30%	118,299			$49.85	$5,897,022	2.11%			0.45%
2014			1.30%	120,282			49.63	5,969,069	1.61%			9.31%
2013			1.30%	129,234			45.40	5,867,321	1.60%			18.77%
2012			1.30%	132,343			38.23	5,058,816	1.83%			12.30%
2011			1.30%	144,530			34.04	4,919,416	1.85%			-0.63%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62%	****
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	****
Putnam Voyager Fund: Class A (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
2012	0.95%	to	1.50%	13,414	15.51	to	14.70	204,498	1.12%	13.30%	to	12.67%
2011	0.95%	to	1.50%	16,236	13.69	to	13.05	218,814	0.00%	-18.54%	to	-18.99%
Putnam International Equity Fund - Class A (PUIGA)
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
2012	1.45%	to	1.50%	265	15.77	to	15.69	4,179	1.05%	19.96%	to	19.90%
2011	1.45%	to	1.50%	265	13.15	to	13.09	3,484	4.87%	-16.76%	to	-16.80%
Virtus Balanced Fund: Class A (PBF)
2015			1.30%	37,097			27.56	1,022,305	1.70%			-5.24%
2014			1.30%	38,495			29.08	1,119,436	2.08%			3.30%
2013			1.30%	31,246			28.15	879,568	1.88%			13.94%
2012			1.30%	39,829			24.71	984,015	1.35%			10.63%
2011			1.30%	32,704			22.33	730,325	1.61%			0.16%
Advisors Small Cap Fund - Class A (WRASCA)
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
2012	0.95%	to	1.60%	30,231	21.53	to	20.20	638,151	0.00%	14.07%	to	13.32%
2011	0.95%	to	1.60%	39,469	18.87	to	17.83	733,794	0.00%	-6.39%	to	-7.00%
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	****
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	****
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	****
Advantage - Large Cap Core - Class A (WFLCCA)
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	****
Advantage Large Cap Growth Fund - Class A (WFLGA)
2015			1.30%	228,435			9.85	2,250,511	0.00%			-1.48%	****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2015			1.30%	59,399			12.84	762,638	1.09%			-1.91%
2014			1.30%	62,337			13.09	815,959	0.77%			9.09%
2013			1.30%	68,031			12.00	816,297	0.69%			19.99%	****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
2012	0.95%	to	1.90%	298,933	16.20	to	14.90	4,712,644	1.83%	19.80%	to	18.65%
2011	0.95%	to	1.90%	361,436	13.52	to	12.56	4,779,432	1.04%	-9.36%	to	-10.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
2012	0.95%	to	1.65%	170,387	15.48	to	14.56	2,565,261	3.01%	17.18%	to	16.35%
2011	0.95%	to	1.65%	175,889	13.21	to	12.52	2,267,853	1.67%	-11.53%	to	-12.15%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
2012	0.95%	to	1.90%	95,925	19.51	to	17.27	2,347,964	0.00%	17.15%	to	16.03%
2011	0.95%	to	1.90%	110,822	16.66	to	14.88	2,298,734	0.00%	-3.40%	to	-4.33%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
2012	0.95%	to	1.50%	12,484	12.29	to	12.20	152,765	0.00%	14.36%	to	13.73%
2011	0.95%	to	1.50%	17,678	10.74	to	10.72	189,679	0.00%	7.44%	to	7.23%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	$28.87	to	$27.13	$1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
2012	0.95%	to	1.50%	46,200	21.35	to	20.29	963,531	0.00%	15.45%	to	14.81%
2011	0.95%	to	1.50%	52,250	18.49	to	17.67	946,938	0.00%	6.86%	to	6.27%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
2012	0.95%	to	1.45%	3,176	13.36	to	13.20	42,214	0.34%	15.46%	to	14.88%
2011	0.95%	to	1.60%	8,506	11.57	to	11.46	98,073	0.52%	-1.07%	to	-1.72%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014			1.30%	54,330			43.13	2,343,048	0.00%			7.95%
2013			1.30%	56,407			39.95	2,253,401	0.00%			32.55%
2012			1.30%	55,062			30.14	1,659,528	0.00%			11.03%
2011			1.30%	54,404			27.15	1,476,856	0.00%			1.56%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012			1.30%	55,010			12.01	660,879	1.51%			15.68%
2011			1.30%	63,766			10.39	662,236	0.49%			3.85%	****
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95%	to	1.45%	112,498	3.66	to	3.50	410,080	7.92%	-3.34%	to	-3.82%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	15.61	to	14.47	1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
2012	0.95%	to	1.65%	119,109	13.33	to	12.54	1,543,414	1.70%	19.30%	to	18.46%
2011	0.95%	to	1.65%	130,332	11.17	to	10.58	1,421,543	1.13%	-18.17%	to	-18.75%
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%
2012	0.95%	to	1.65%	96,679	15.38	to	14.46	1,443,632	0.72%	19.85%	to	19.01%
2011	0.95%	to	1.65%	115,080	12.83	to	12.15	1,439,054	1.21%	-13.02%	to	-13.64%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95%	to	1.65%	287,119	7.78	to	7.11	3,399,521	0.93%	11.83%	to	11.04%
2011	0.95%	to	1.65%	355,806	6.96	to	6.40	3,663,275	2.68%	-5.31%	to	-5.97%

2015	Reserves for annuity contracts in payout phase:								1,176
2015	Contract owners equity:								$195,095,152
2014	Reserves for annuity contracts in payout phase:								1,353
2014	Contract owners equity:								$214,532,800
2013	Reserves for annuity contracts in payout phase:								1,381
2013	Contract owners equity:								$221,700,393
2012	Reserves for annuity contracts in payout phase:								1,201
2012	Contract owners equity:								$199,400,854
2011	Reserves for annuity contracts in payout phase:								1,138
2011	Contract owners equity:								$195,852,523
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.